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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments.

Columbia Acorn Fund

Statement of Investments (Unaudited), March 31, 2013

Number of Shares		Value
Equities: 96.1%
Information 26.1%
	> Business Software 5.6%
2,350,000	Ansys (a)	$191,337,000
	Simulation Software for Engineers & Designers
4,500,000	Informatica (a)	155,115,000
	Enterprise Data Integration Software
4,862,000	Hexagon (Sweden)	132,780,323
	Design, Measurement & Visualization Software & Equipment
2,700,000	Micros Systems (a)	122,877,000
	Information Systems for Hotels, Restaurants & Retailers
1,010,000	Concur Technologies (a)(b)	69,346,600
	Web-enabled Cost & Expense Management Software
700,000	NetSuite (a)	56,042,000
	End-to-end IT Systems Solutions Delivered Over the Web
800,000	Tyler Technologies (a)	49,008,000
	Financial, Tax, Court & Document Management Systems for Local Governments
900,000	SPS Commerce (a)(c)	38,403,000
	Supply Chain Management Software Delivered Via the Web
700,000	Red Hat (a)	35,392,000
	Maintenance & Support for Opensource Operating System & Middleware
750,000	Jack Henry & Associates	34,657,500
	IT Systems & Outsourced IT Solutions for Financial Institutions
1,500,000	RealPage (a)	31,065,000
	Software for Managing Rental Properties Delivered Via the Web
900,000	Blackbaud	26,667,000
	Software & Services for Non-profits
2,761,147	InContact (a)(c)	22,337,679
	Call Center Systems Delivered Via the Web & Telco Services
350,000	Solera Holdings	20,415,500
	Software for Automotive Insurance Claims Processing
1,000,000	TIBCO (a)	20,220,000
	Datacenter Software
1,200,000	Constant Contact (a)	15,576,000
	Email & Other Marketing Campaign Management Systems Delivered Over Web
566,412	DemandWare (a)	14,358,544
	E-Commerce Website Solutions for Retailers & Apparel Manufacturers
1,700,000	Bazaarvoice (a)(b)	12,444,000
	Platform for Managing Consumer Interaction Via the Web
1,000,000	Exa (a)(c)	9,520,000
	Simulation Software
3,700,000	Velti (a)(b)(c)	7,326,000
	Mobile Marketing Software Platform
900,000	Active Network (a)	3,771,000
	Web Delivered Software Solutions for Managing Events & Activities
214,200	Envestnet (a)	3,750,642
	Technology Platform for Investment Advisors
		1,072,409,788
	> Instrumentation 3.3%
1,600,000	Mettler-Toledo International (a)(c)	341,152,000
	Laboratory Equipment
2,620,000	IPG Photonics (b)(c)	173,994,200
	Fiber Lasers
4,070,000	Trimble Navigation (a)	121,937,200
	GPS-based Instruments
		637,083,400
	> Mobile Communications 2.8%
4,200,000	Crown Castle International (a)	292,488,000
	Communications Towers
3,400,000	SBA Communications (a)	244,868,000
	Communications Towers
910,254	Globalstar (a)	286,730
	Satellite Mobile Voice & Data Carrier
		537,642,730
	> Computer Hardware & Related Equipment 2.7%
3,415,000	Amphenol	254,929,750
	Electronic Connectors
4,550,000	II-VI (a)(c)	77,532,000
	Laser Optics & Specialty Materials
1,365,000	Zebra Technologies (a)	64,332,450
	Bar Code Printers
900,000	Netgear (a)	30,159,000
	Networking Products for Small Business & Home
800,000	Nice Systems - ADR (Israel) (a)	29,464,000
	Audio & Video Recording Solutions
310,000	Stratasys (a)(b)	23,008,200
	Rapid Prototyping & Direct Digital Manufacturing Systems
169,000	Gemalto (France)	14,741,861
	Digital Security Solutions
250,000	Rogers (a)	11,905,000
	Printed Circuit Materials & High-performance Foams
		506,072,261
	> Semiconductors & Related Equipment 2.1%
7,932,000	ON Semiconductor (a)	65,676,960
	Mixed Signal & Power Management Semiconductors
2,160,000	Microsemi (a)	50,047,200
	Analog/Mixed Signal Semiconductors
6,614,000	Atmel (a)	46,033,440
	Microcontrollers, Radio Frequency & Memory Semiconductors
4,000,000	Entegris (a)	39,440,000
	Semiconductor Materials Management Products

Number of Shares		Value
	> Semiconductors & Related Equipment—continued
720,000	Cree (a)	$39,391,200
	LED Lighting, Components & Chips
1,415,000	Monolithic Power Systems	34,483,550
	High Performance Analog & Mixed Signal Integrated Circuits
420,000	Littelfuse	28,497,000
	Little Fuses
615,000	Ultratech (a)	24,310,950
	Semiconductor Equipment
400,000	Hittite Microwave (a)	24,224,000
	Radio Frequency, Microwave & Millimeterwave Semiconductors
650,000	Semtech (a)	23,003,500
	Analog Semiconductors
2,290,000	TriQuint Semiconductor (a)	11,564,500
	Radio Frequency Semiconductors
1,471,224	Pericom Semiconductor (a)(c)	10,019,035
	Interface Integrated Circuits & Frequency Control Products
850,000	IXYS	8,151,500
	Power Semiconductors
		404,842,835
	> Telephone & Data Services 1.8%
9,500,000	tw telecom (a)(c)	239,305,000
	Fiber Optic Telephone/Data Services
2,200,000	Cogent Communications	58,080,000
	Internet Data Pipelines
3,000,000	Windstream (b)	23,850,000
	Business & Rural Telecom Services
1,500,000	General Communications (a)	13,755,000
	Commercial Communications & Consumer CATV, Web & Phone in Alaska
1,900,000	Boingo Wireless (a)(b)(c)	10,488,000
	Wholesale & Retail WiFi Networks
2,800,000	Towerstream (a)(b)	6,244,000
	High Speed Wireless, Rooftop Antenna Space & WiFi Offload
		351,722,000
	> Computer Services 1.6%
3,718,400	iGATE (a)(c)	69,943,104
	IT & Business Process Outsourcing Services
3,419,000	Genpact	62,191,610
	Business Process Outsourcing
1,618,000	ExlService Holdings (a)	53,199,840
	Business Process Outsourcing
2,125,000	Virtusa (a)(c)	50,490,000
	Offshore IT Outsourcing
2,000,000	WNS - ADR (India) (a)	29,480,000
	Offshore BPO (Business Process Outsourcing) Services
430,000	Syntel	29,033,600
	Offshore IT Services
3,849,207	Hackett Group (c)	17,590,876
	IT Integration & Best Practice Research
		311,929,030
	> Business Information & Marketing Services 1.0%
1,900,000	Verisk Analytics (a)	117,097,000
	Risk & Decision Analytics
3,924,100	Navigant Consulting (a)(c)	51,562,674
	Financial Consulting Firm
1,921,382	RPX (a)	27,110,700
	Patent Aggregation & Defensive Patent Consulting
100,000	Bankrate (a)	1,194,000
	Internet Advertising
		196,964,374
	> Gaming Equipment & Services 1.0%
3,725,000	Bally Technologies (a)(c)	193,588,250
	Slot Machines & Software

	> Internet Related 0.7%
1,325,000	TripAdvisor (a)	69,589,000
	Online Travel Research
250,000	Equinix (a)	54,077,500
	Network Neutral Data Centers
727,000	Yandex (Russia) (a)	16,808,240
	Search Engine for Russian & Turkish Languages
		140,474,740
	> Financial Processors 0.7%
1,700,000	Global Payments	84,422,000
	Credit Card Processor
5,000,000	Singapore Exchange (Singapore)	31,148,289
	Singapore Equity & Derivatives Market Operator
600,000	Liquidity Services (a)(b)	17,886,000
	E-Auctions for Surplus & Salvage Goods
		133,456,289
	> Telecommunications Equipment 0.7%
640,000	F5 Networks (a)	57,011,200
	Internet Traffic Management Equipment
1,730,000	Ixia (a)	37,437,200
	Telecom Network Test Equipment
1,675,000	Finisar (a)	22,093,250
	Optical Subsystems & Components
1,925,000	Infinera (a)	13,475,000
	Optical Networking Equipment
		130,016,650
	> Electronics Distribution 0.6%
3,125,000	Avnet (a)	113,125,000
	Electronic Components Distribution

	> CATV 0.6%
800,000	Liberty Global Series A (a)	58,720,000
	Cable TV Franchises Outside the U.S.
720,000	Discovery Series C (a)	50,068,800
	Cable TV Programming
		108,788,800
	> Contract Manufacturing 0.4%
3,800,000	Sanmina (a)	43,168,000
	Electronic Manufacturing Services

Number of Shares		Value
	> Contract Manufacturing—continued
960,000	Plexus (a)	$23,337,600
	Electronic Manufacturing Services
		66,505,600
	> Advertising 0.3%
1,200,000	Lamar Advertising (a)	58,332,000
	Outdoor Advertising
63,176	Tree.com	1,168,124
	Advertising Lead Generation for the Mortgage, Education & Auto Markets
		59,500,124
	> Entertainment Programming 0.2%
1,100,000	IMAX (Canada) (a)	29,403,000
	IMAX Movies, Theatre Equipment & Theatre Joint Ventures

	> TV Broadcasting —%
2,361,062	Entravision Communications	7,531,788
	Spanish Language TV & Radio Stations
Information: Total		5,001,056,659

Industrial Goods & Services 20.0%
	> Machinery 11.7%
9,900,000	Ametek	429,264,000
	Aerospace/Industrial Instruments
8,400,000	Donaldson (c)	303,996,000
	Industrial Air Filtration
3,400,000	Nordson (c)	224,230,000
	Dispensing Systems for Adhesives & Coatings
3,230,000	Moog (a)(c)	148,030,900
	Motion Control Products for Aerospace, Defense & Industrial Markets
3,725,000	Kennametal	145,424,000
	Consumable Cutting Tools
1,660,000	Pall	113,494,200
	Life Science, Water & Industrial Filtration
3,063,000	HEICO (c)	105,091,530
	FAA Approved Aircraft Replacement Parts
2,400,000	Oshkosh Corporation (a)	101,976,000
	Specialty Truck Manufacturer
2,725,000	Generac	96,301,500
	Standby Power Generators
1,750,000	Clarcor	91,665,000
	Mobile Equipment & Industrial Filters
2,200,000	ESCO Technologies (c)	89,892,000
	Automatic Electric Meter Readers
1,610,000	Toro	74,124,400
	Turf Maintenance Equipment
435,000	Valmont Industries	68,412,450
	Center Pivot Irrigation Systems & Utility Poles
1,600,000	Polypore International (a)(b)	64,288,000
	Battery Separators & Filtration Media
600,000	Wabtec	61,266,000
	Freight & Transit Component Supplier
750,000	WABCO Holdings (a)	52,942,500
	Truck & Bus Component Supplier
201,220	Middleby (a)	30,615,623
	Manufacturer of Cooking Equipment
400,000	Neopost (France) (b)	23,962,919
	Postage Meter Machines
10,000,000	Marel (Iceland)	12,529,809
	Largest Manufacturer of Poultry & Fish Processing Equipment
369,758	Spartan Motors	1,963,415
	Specialty Truck & Chassis Manufacturer
		2,239,470,246
	> Industrial Materials & Specialty Chemicals 2.2%
1,430,000	Albemarle	89,403,600
	Specialty Chemicals for Refineries, Plastics, Pharma, Food
1,880,000	Drew Industries (c)	68,262,800
	RV & Manufactured Home Components
1,050,000	FMC Corporation	59,881,500
	Niche Specialty Chemicals
775,000	Ashland	57,582,500
	Diversified Chemicals Company
673,000	Sociedad Quimica y Minera de Chile - ADR (Chile) (b)	37,317,850
	Producer of Specialty Fertilizers, Lithium & Iodine
1,000,000	Novozymes (Denmark) (b)	33,956,346
	Industrial Enzymes
1,200,000	Polyone	29,292,000
	Intermediate Stage Chemicals Producer
2,218,700	Kansai Paint (Japan)	24,641,724
	Paint Producer in Japan, India, China & Southeast Asia
125,000	RockTenn	11,598,750
	Paper Based Packaging
200,000	Silgan Holdings	9,450,000
	Metal & Plastic Packaging
		421,387,070
	> Construction 1.7%
2,850,000	Chicago Bridge & Iron	176,985,000
	Engineering & Construction for Liquefied Natural Gas & Petrochemicals
72,000	NVR (a)	77,767,920
	Homebuilder
1,050,000	Fortune Brands Home & Security (a)	39,301,500
	Home Building Supplies & Small Locks
1,800,000	Mills Estruturas e Servicos de Engenharia (Brazil)	28,869,479
	Civil Engineering & Construction
		322,923,899
	> Other Industrial Services 1.4%
2,000,000	Expeditors International of Washington	71,420,000
	International Freight Forwarder
2,700,000	LKQ (a)	58,752,000
	Alternative Auto Parts Distribution

Number of Shares		Value
	> Other Industrial Services—continued
1,500,000	Forward Air (c)	$55,935,000
	Freight Transportation Between Airports
1,600,000	Mobile Mini (a)	47,088,000
	Portable Storage Units Leasing
1,948,368	Imtech (Netherlands) (b)	22,050,578
	Technical Installation & Maintenance
1,520,957	Acorn Energy (b)(c)	11,179,034
	Frac Well Exploration/Monitoring Device, Sonar Security, Electric Grid Monitoring
500,000	UTI Worldwide	7,240,000
	Freight Forwarding & Logistics
		273,664,612
	> Electrical Components 0.9%
1,765,000	Acuity Brands	122,402,750
	Commercial Lighting Fixtures
1,065,000	Thermon (a)	23,653,650
	Global Engineered Thermal Solutions
1,500,000	Ushio (Japan)	15,355,753
	Industrial Light Sources
		161,412,153
	> Industrial Distribution 0.7%
1,200,000	WESCO International (a)	87,132,000
	Industrial Distributor
294,180	Airgas	29,170,889
	Industrial Gas Distributor
700,000	MRC Global (a)	23,051,000
	Industrial Distributor
		139,353,889
	> Outsourcing Services 0.7%
2,800,000	Quanta Services (a)	80,024,000
	Electrical & Telecom Construction Services
1,400,000	Insperity (c)	39,718,000
	Professional Employer Organization
600,000	GP Strategies (a)	14,316,000
	Outsourced Training Services
		134,058,000
	> Waste Management 0.4%
2,050,000	Waste Connections	73,759,000
	Solid Waste Management

	> Conglomerates 0.3%
2,695,419	Aalberts Industries (Netherlands)	60,274,655
	Flow Control & Heat Treatment
Industrial Goods & Services: Total		3,826,303,524

Consumer Goods & Services 16.3%
	> Retail 5.2%
2,718,427	lululemon athletica (a)(b)	169,493,923
	Premium Active Apparel Retailer
7,185,000	Pier 1 Imports (c)	165,255,000
	Home Furnishing Retailer
2,231,000	Abercrombie & Fitch	103,072,200
	Teen Apparel Retailer
1,975,000	Shutterfly (a)(c)	87,235,750
	Internet Photo-centric Retailer
1,065,627	ULTA (a)	86,496,944
	Specialty Beauty Product Retailer
1,675,000	Williams-Sonoma	86,296,000
	Home Goods & Furnishing Retailer
822,845	Fossil (a)	79,486,827
	Watch Designer & Retailer
4,100,000	Saks (a)	47,027,000
	Luxury Department Store Retailer
1,925,000	American Eagle Outfitters	35,997,500
	Teen Apparel Retailer
525,000	DSW	33,495,000
	Branded Footwear Retailer
538,104	Casey’s General Stores	31,371,463
	Owner/Operator of Convenience Stores
790,000	Urban Outfitters (a)	30,604,600
	Multi-channel Apparel & Accessory Retailer
852,000	Massmart Holdings (South Africa)	17,627,810
	General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary
450,000	Five Below (a)(b)	17,050,500
	Specialty Retailer Targeting Pre-Teen & Teen
1,371,366	Gaiam (a)(c)	5,759,737
	Healthy Living Catalogs & E-Commerce, Non-theatrical Media
200,000	Tile Shop Holdings (a)(b)	4,202,000
	Specialty Retailer of Tiles & Related Accessories
		1,000,472,254
	> Travel 3.8%
4,520,690	Ryman Hospitality Properties (b)(c)	206,821,567
	Convention Hotels
4,400,000	Avis Budget Group (a)	122,452,000
	Second Largest Car Rental Company
1,430,000	Vail Resorts	89,117,600
	Ski Resort Operator & Developer
3,750,000	Hertz (a)	83,475,000
	Largest U.S. Rental Car Operator
1,650,000	Choice Hotels	69,811,500
	Franchisor of Budget Hotel Brands
1,100,000	Expedia	66,011,000
	Online Travel Services Company
1,600,000	HomeAway (a)	52,000,000
	Vacation Rental Online Marketplace
2,000,000	Localiza Rent A Car (Brazil)	35,927,255
	Car Rental
		725,615,922
	> Casinos & Gaming 1.2%
3,000,000	Melco Crown Entertainment - ADR (Hong Kong) (a)	70,020,000
	Macau Casino Operator
3,950,000	Pinnacle Entertainment (a)(c)	57,749,000
	Regional Casino Operator
850,000	Penn National Gaming (a)	46,265,500
	Regional Casino Operator
12,000,000	MGM China Holdings (Hong Kong)	25,731,024
	Macau Casino Operator

Number of Shares		Value
	> Casinos & Gaming—continued
25,000,000	Nagacorp (Cambodia)	$21,131,062
	Casino/Entertainment Complex in Cambodia
		220,896,586
	> Apparel 1.1%
1,296,000	PVH	138,425,760
	Apparel Wholesaler & Retailer
810,000	Deckers Outdoor (a)(b)	45,108,900
	Fashion Footwear Wholesaler
600,000	Steven Madden (a)	25,884,000
	Wholesaler/Retailer of Fashion Footwear
1,500,000	Quiksilver (a)	9,105,000
	Action Sports Lifestyle Branded Apparel & Footwear
		218,523,660
	> Consumer Goods Distribution 1.1%
2,015,000	Pool	96,720,000
	Swimming Pool Supplies & Equipment Distributor
2,305,000	GNC Holdings	90,540,400
	Specialty Retailer of Health & Wellness Products
625,000	United Stationers	24,156,250
	Wholesale Distributor of Business Products
		211,416,650
	> Furniture & Textiles 0.9%
3,671,923	Knoll (c)	66,571,964
	Office Furniture
2,250,000	Herman Miller	62,257,500
	Office Furniture
2,325,000	Interface	44,686,500
	Modular Carpet
215,000	Caesarstone (Israel) (a)	5,676,000
	Quartz Countertops
		179,191,964
	> Other Consumer Services 0.8%
2,280,000	Lifetime Fitness (a)(c)	97,538,400
	Sport & Fitness Club Operator
17,000,000	Lifestyle International (Hong Kong)	37,801,033
	Mid- to High-end Department Store Operator in Hong Kong & China
1,062,500	Move (a)	12,696,875
	Real Estate Internet Websites
450,000	IFM Investments (Century 21 China RE) - ADR (China) (a)	1,206,000
	Provide Real Estate Services in China
		149,242,308
	> Restaurants 0.6%
2,000,000	AFC Enterprises (a)(c)	72,660,000
	Popeye’s Restaurants
630,000	Domino’s Pizza	32,407,200
	Franchisor of Pizza Restaurants
675,000	Bravo Brio Restaurant Group (a)	10,685,250
	Upscale Casual Italian Restaurants
		115,752,450
	> Food & Beverage 0.6%
1,800,000	Arcos Dorados (Brazil) (b)	23,760,000
	McDonald’s Master Franchise for Latin America
2,475,000	Boulder Brands (a)	22,225,500
	Healthy Food Products
700,000	B&G Foods	21,343,000
	Acquiror of Small Food Brands
14,000,000	Olam International (Singapore) (b)	19,490,063
	Agriculture Supply Chain Manager
320,845	Monster Beverage (a)	15,317,141
	Alternative Beverages
282,000	Crimson Wine Group (a)(b)	2,622,600
	Winery
1,665,270	GLG Life Tech (Canada) (a)(c)(d)	553,702
	Produce an All-natural Sweetener Extracted from the Stevia Plant
		105,312,006
	> Other Durable Goods 0.4%
892,500	Jarden (a)	38,243,625
	Branded Household Products
460,000	Cavco Industries (a)(c)	21,882,200
	Manufactured Homes
550,000	Tesla Motors (a)(b)	20,839,500
	Designs, Manufactures & Sells High Performance Electric Vehicles
		80,965,325
	> Nondurables 0.3%
1,600,000	Helen of Troy (a)(c)	61,376,000
	Personal Care, Housewares, Healthcare & Home Environment Products

	> Educational Services 0.3%
1,300,000	DeVry	41,275,000
	Postsecondary Degree Services
500,000	ITT Educational Services (a)(b)	6,890,000
	Postsecondary Degree Services
2,000,000	Voyager Learning - Contingent Value Rights (a)(d)(e)	236,000
	Education Services for the K-12 Market
		48,401,000
	> Other Entertainment —%
64,727	CTS Eventim (Germany)	2,194,566
	Event Ticket Sales
Consumer Goods & Services: Total		3,119,360,691

Finance 12.0%
	> Banks 4.3%
2,638,000	BOK Financial	164,347,400
	Tulsa-based Southwest Bank
7,756,800	Associated Banc-Corp	117,825,792
	Midwest Bank
1,348,000	City National	79,410,680
	Bank & Asset Manager
2,337,313	Hancock Holding	72,269,718
	Gulf Coast Bank
985,000	SVB Financial Group (a)	69,875,900
	Bank to Venture Capitalists

Number of Shares		Value
	> Banks—continued
2,860,000	MB Financial (c)	$69,126,200
	Chicago Bank
5,323,500	Valley National Bancorp (b)	54,512,640
	New Jersey/New York Bank
2,200,000	TCF Financial	32,912,000
	Great Lakes Bank
1,162,000	Sandy Spring Bancorp	23,356,200
	Baltimore, Washington, D.C. Bank
1,350,000	TriCo Bancshares (c)	23,085,000
	California Central Valley Bank
550,000	Wintrust Financial	20,372,000
	Chicago & Milwaukee Full Service Bank
4,299,507	First Busey	19,648,747
	Illinois Bank
2,500,000	First Commonwealth	18,650,000
	Western Pennsylvania Bank
635,000	Eagle Bancorp (a)	13,900,150
	Metro Washington, D.C. Bank
811,295	Hudson Valley	12,096,408
	Metro New York City Bank
2,136,500	TrustCo Bank	11,921,670
	New York State Bank
733,896	Oriental Financial Group (b)	11,382,727
	Puerto Rican Bank
850,000	CVB Financial	9,579,500
	Inland Empire Business Bank
		824,272,732
	> Insurance 2.8%
8,900,000	CNO Financial Group	101,905,000
	Life, Long-term Care & Medical Supplement Insurance
833,000	Allied World Holdings	77,235,760
	Commerical Lines Insurance/Reinsurance
1,400,000	The Hanover Insurance Group	69,552,000
	Commercial & Personal Lines Insurance
3,738,900	Tower Group (c)	68,982,705
	Commercial & Personal Lines Insurance
2,625,000	Selective Insurance Group	63,026,250
	Commercial & Personal Lines Insurance
1,500,000	Brown & Brown	48,060,000
	Insurance Broker
1,100,000	HCC Insurance Holdings	46,233,000
	Specialty Insurance
250,000	Enstar Group (a)	31,072,500
	Insurance/Reinsurance & Related Services
925,000	Kemper	30,164,250
	Multi-line Insurance
		536,231,465
	> Finance Companies 1.8%
1,285,000	World Acceptance (a)(c)	110,342,950
	Personal Loans
3,400,000	H & E Equipment Services (c)	69,360,000
	Heavy Equipment Leasing
2,150,000	McGrath Rentcorp (c)	66,865,000
	Temporary Space & IT Rentals
1,400,000	CAI International (a)(c)	40,348,000
	International Container Leasing
1,091,000	Marlin Business Services (c)	25,300,290
	Small Equipment Leasing
450,000	Onex Capital (Canada)	21,457,892
	Private Equity
228,500	Textainer Group Holdings	9,037,175
	Top International Container Leasor
100,000	Green Dot (a)	1,671,000
	Provider of Reloadable Prepaid Debt Cards & Online Banking
		344,382,307
	> Brokerage & Money Management 1.8%
7,100,000	SEI Investments	204,835,000
	Mutual Fund Administration & Investment Management
3,052,000	Eaton Vance	127,665,160
	Specialty Mutual Funds
380,446	Kennedy-Wilson Holdings	5,900,718
	Global Distress Real Estate
1,000,000	Artio Global Investors	2,720,000
	International Asset Manager
		341,120,878
	> Credit Cards 0.7%
550,000	Alliance Data Systems (a)	89,039,500
	Diversified Credit Card Provider
500,000	WEX Corp (a)	39,250,000
	Pay Card Processor
		128,289,500
	> Diversified Financial Companies 0.4%
2,820,000	Leucadia National	77,352,600
	Holding Company

	> Savings & Loans 0.2%
400,000	Financial Engines	14,488,000
	Asset Management for 401k Plans
470,000	ViewPoint Financial	9,451,700
	Texas Thrift
1,010,000	Provident New York Bancorp	9,160,700
	New York State Thrift
452,146	Simplicity Bancorp (c)	6,795,755
	Los Angeles Savings & Loan
65,991	Berkshire Hills Bancorp	1,685,410
	Northeast Thrift
		41,581,565
Finance: Total		2,293,231,047

Health Care 8.3%
	> Biotechnology & Drug Delivery 3.9%
6,550,000	Seattle Genetics (a)(c)	232,590,500
	Antibody-based Therapies for Cancer
2,540,000	BioMarin Pharmaceutical (a)	158,140,400
	Biotech Focused on Orphan Diseases
870,000	Onyx Pharmaceuticals (a)	77,308,200
	Commercial-stage Biotech Focused on Cancer
1,386,633	Synageva Biopharma (a)(c)	76,153,884
	Biotech Focused on Orphan Diseases
3,130,000	ARIAD Pharmaceuticals (a)	56,621,700
	Biotech Focused on Cancer
1,310,000	Sarepta Therapeutics (a)(b)	48,404,500
	Biotech Focused on Rare Diseases

Number of Shares		Value
	> Biotechnology & Drug Delivery—continued
3,283,000	NPS Pharmaceuticals (a)	$33,453,770
	Orphan Drugs & Healthy Royalties
2,025,000	InterMune (a)	18,326,250
	Drugs for Pulmonary Fibrosis & Hepatitis C
730,000	Alnylam Pharmaceuticals (a)	17,790,100
	Biotech Developing Drugs for Rare Diseases
3,610,890	Ultragenyx (a)(d)(e)	11,988,155
	Biotech Focused On Ultra-Orphan Drugs
2,798,416	Chelsea Therapeutics International (a)(b)	5,708,769
	Biotech Focused on Rare Diseases
406,343	Coronado Biosciences (a)	3,949,654
	Development-stage Biotech
359,944	MicroDose Therapeutx (a)(d)(e)	28,795
	Drug Inhaler Development
		740,464,677
	> Medical Supplies 2.5%
5,670,000	Cepheid (a)(c)	217,557,900
	Molecular Diagnostics
950,000	Henry Schein (a)	87,922,500
	Largest Distributor of Healthcare Products
1,950,000	DENTSPLY International	82,719,000
	Leading Dental Supplies Manufacturer
1,676,000	Patterson Companies	63,755,040
	Dental/Vet/Med Distributor
375,000	Techne	25,443,750
	Cytokines, Antibodies & Other Reagents for Life Science
		477,398,190
	> Medical Equipment & Devices 1.0%
1,025,000	Sirona Dental Systems (a)	75,573,250
	Manufacturer of Dental Equipment
1,475,000	PerkinElmer	49,619,000
	Analytical Instruments for Life Sciences
1,100,000	Haemonetics (a)	45,826,000
	Blood & Plasma Collection Equipment
725,000	Orthofix International (a)	26,005,750
	Bone Fixation & Stimulation Devices
		197,024,000
	> Health Care Services 0.6%
665,000	Mednax (a)	59,603,950
	Physician Management for Pediatric & Anesthesia Practices
1,875,000	Health Management Associates (a)	24,131,250
	Non-urban Hospitals
825,000	HealthSouth (a)	21,755,250
	Inpatient Rehabalitation Facilities
		105,490,450
	> Pharmaceuticals 0.3%
4,000,000	Akorn (a)	55,320,000
	Develops, Manufactures & Sells Specialty Generic Drugs
2,040,000	Alimera Sciences (a)(b)(c)	6,262,800
	Ophthalmology-focused Pharmaceutical Company
		61,582,800
Health Care: Total		1,581,960,117

Other Industries 6.9%
	> Real Estate 4.7%
3,625,000	Dupont Fabros Technology (c)	87,978,750
	Data Centers
750,000	Federal Realty	81,030,000
	Shopping Centers
1,850,000	Extra Space Storage	72,649,500
	Self Storage Facilities
1,435,000	Post Properties	67,588,500
	Multifamily Properties
5,744,300	EdR (c)	60,487,479
	Student Housing
3,000,000	Associated Estates Realty (c)	55,920,000
	Multifamily Properties
2,450,000	Biomed Realty Trust	52,920,000
	Life Science-focused Office Buildings
50,000,000	Mapletree Logistics Trust (Singapore)	49,015,399
	Industrial Property Landlord
22,000,000	Ascendas REIT (Singapore)	46,228,397
	Industrial Property Landlord
558,886	Digital Realty Trust	37,395,062
	Data Centers
325,000	Jones Lang LaSalle	32,308,250
	Real Estate Services
1,500,000	St. Joe (a)(b)	31,875,000
	Florida Panhandle Landowner
2,850,000	Summit Hotel Properties	29,839,500
	Owner of Select Service Hotels
1,300,000	Hudson Pacific Properties	28,275,000
	West Coast Office Buildings & Production Studios
3,750,000	DCT Industrial Trust	27,750,000
	Industrial Properties
4,000,000	Kite Realty Group (c)	26,960,000
	Community Shopping Centers
24,664,000	Mapletree Greater China Commercial Trust (Hong Kong) (a)	20,680,098
	Retail & Office Property Landlord
14,000	Orix JREIT (Japan)	19,769,718
	Diversified REIT
11,655,000	CDL Hospitality Trust (Singapore)	19,295,365
	Hotel Owner/Operator
786,000	Terreno Realty	14,132,280
	Industrial Properties
10,000,000	Mapletree Industrial Trust (Singapore)	11,327,448
	Industrial Property Landlord
317,440	Coresite Realty	11,104,051
	Data Centers

Number of Shares		Value
	> Real Estate—continued
10,000,000	Mapletree Commercial Trust (Singapore)	$10,851,107
	Retail & Office Property Landlord
		895,380,904
	> Transportation 1.4%
3,100,000	Rush Enterprises, Class A (a)(c)	74,772,000
550,000	Rush Enterprises, Class B (a)(c)	11,330,000
	Truck Sales & Service
1,155,000	JB Hunt Transport Services	86,024,400
	Truck & Intermodal Carrier
602,000	Kirby (a)	46,233,600
	Largest Operator of U.S. (Jones Act) Liquid Tank Barges
300,000	Genesee & Wyoming (a)	27,933,000
	Short-line Operator
627,000	World Fuel Services	24,904,440
	Global Fuel Broker
		271,197,440
	> Regulated Utilities 0.8%
2,000,000	Northeast Utilities	86,920,000
	Regulated Electric Utility
2,200,000	Pepco Holdings	47,080,000
	Regulated Utility
700,000	Wisconsin Energy	30,023,000
	Wisconsin Utility
		164,023,000
Other Industries: Total		1,330,601,344

Energy & Minerals 6.5%
	> Oil Services 3.2%
4,635,000	FMC Technologies (a)	252,097,650
	Oil & Gas Well Head Manufacturer
2,193,000	Atwood Oceanics (a)	115,220,220
	Offshore Drilling Contractor
1,031,106	Fugro (Netherlands)	57,072,044
	Subsea Oilfield Services
1,334,000	ShawCor (Canada)	56,558,921
	Oil & Gas Pipeline Products
400,000	Dresser-Rand Group (a)	24,664,000
	Manufactures & Services Compressors
684,000	Rowan (a)	24,186,240
	Contract Offshore Driller
499,000	Hornbeck Offshore (a)	23,183,540
	Supply Vessel Operator in U.S. Gulf of Mexico
268,000	Chart Industries (a)	21,442,680
	Manufacturer of Natural Gas Processing/Storage Equipment
2,601,900	Horizon North Logistics (Canada)	14,625,042
	Provides Diversified Oil Service Offering in Northern Canada
596,600	Black Diamond Group (Canada)	12,362,485
	Provides Accommodations/Equipment for Oil Sands Development
300,000	Gulfmark Offshore	11,688,000
	Operator of Offshore Supply Vessels
119,000	Oil States International (a)	9,706,830
	Diversified North American Oil Service Provider
4,025,000	Tuscany International Drilling (Colombia) (a)	515,086
	South America Based Drilling Rig Contractor
		623,322,738
	> Oil & Gas Producers 2.1%
2,700,000	Pacific Rubiales Energy (Colombia)	56,984,791
	Oil Production & Exploration in Colombia
695,000	Range Resources	56,322,800
	Oil & Gas Producer
1,153,600	Rosetta Resources (a)	54,888,288
	Oil & Gas Producer Exploring in Texas
590,000	SM Energy	34,939,800
	Oil & Gas Producer
443,000	Cabot Oil and Gas	29,951,230
	Large Natural Gas Producer in Appalachia & Gulf Coast
3,095,000	Athabasca Oil Sands (Canada) (a)	27,694,591
	Oil Sands & Unconventional Oil Development
1,477,000	Denbury Resources (a)	27,546,050
	Oil Producer Using Co2 Injection
1,159,000	Laredo Petroleum (a)	21,198,110
	Permian Basin Oil Producer
340,000	PDC Energy (a)	16,853,800
	Oil & Gas Producer in U.S.
850,000	Tullow Oil (United Kingdom)	15,898,762
	Oil & Gas Producer
361,000	Baytex (Canada)	15,127,991
	Oil & Gas Producer in Canada
27,000,000	Shamaran Petroleum (Iraq) (a)	8,770,980
	Oil Exploration & Production in Kurdistan
24,774,500	Petroamerica Oil (Colombia) (a)(b)	8,657,723
	Oil Exploration & Production in Colombia
26,000,000	Petrodorado Energy (Colombia) (a)(c)	4,606,979
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay
37,500,000	Petromanas (Canada) (a)(c)	3,876,064
	Exploring for Oil in Albania
493,000	Crew Energy (Canada) (a)	3,479,658
	Canadian Oil & Gas Producer
1,198,100	Pan Orient (Canada)	3,184,397
	Asian Oil & Gas Explorer
8,400,000	Canadian Overseas Petroleum (United Kingdom) (a)(e)	1,905,163
4,200,000	Canadian Overseas Petroleum - Warrants (United Kingdom) (a)(d)(e)	119,813
	Oil & Gas Exploration/Production in the North Sea
511,600	Canacol (Colombia) (a)	1,677,047
	Oil Producer in South America

Number of Shares		Value
	> Oil & Gas Producers—continued
4,110,000	Santa Maria Petroleum (Colombia) (a)(c)(e)	$271,883
890,000	Santa Maria Petroleum (Colombia) (a)(c)	61,328
	Explores for Oil & Gas in Latin America
50,000,000	Gulf United Energy (Colombia) (a)(c)	125,000
	Prospecting for Oil Alongside Large Producers in Colombia
		394,142,248
	> Mining 1.1%
387,000	Core Labs (Netherlands)	53,375,040
	Oil & Gas Reservoir Consulting
1,000,000	Silver Wheaton (Canada)	31,350,000
	Silver Mining Royalty Company
1,600,000	Alamos Gold (Canada)	21,971,748
	Gold Mining
4,432,000	Northam Platinum (South Africa) (a)	19,134,819
	Platinum Mining in South Africa
1,150,000	Allied Nevada Gold (a)	18,929,000
	Gold & Silver Mining
3,524,000	Regis Resources (Australia) (a)	15,289,706
	Gold Mining in Australia
7,500,000	Duluth Metals (Canada) (a)(c)	14,322,981
	Copper & Nickel Miner
1,900,000	Kirkland Lake Gold (Canada) (a)(b)	10,062,509
	Gold Mining
1,150,000	Turquoise Hill Resources (Mongolia) (a)	7,324,408
	Copper Mine Project in Mongolia
2,050,000	Alexco Resource (a)	6,806,000
	Mining, Exploration & Environmental Services
16,000,000	Mongolian Mining (Mongolia) (a)	5,881,746
	Coking Coal Mining in Mongolia
3,000,000	Kaminak Gold (a)	3,455,234
	Exploration Stage Canadian Gold Miner
800,000	Augusta Resource (a)(b)	2,048,000
	U.S. Copper/Moly Mine
1,000,000	Wolverine Minerals (Canada) (a)(e)	80,327
	Gold Mining
500,000	Duluth Exploration - Special Warrants (Canada) (a)(d)(e)(f)	—
	Copper & Nickel Miner
		210,031,518
	> Agricultural Commodities 0.1%
1,306,818	Union Agriculture Group (Uruguay) (a)(d)(e)	13,355,680
	Farmland Operator in Uruguay

	> Alternative Energy —%
2,000,000	GT Advanced Technologies (a)(b)	6,580,000
	Largest Manufacturer of Furnaces & Reactors to Produce & Cast Polysilicon
1,210,300	Synthesis Energy Systems (China) (a)	1,258,712
	Owner/Operator of Gasification Plants
		7,838,712
Energy & Minerals: Total		1,248,690,896

Total Equities: 96.1% (Cost: $10,446,432,033)		18,401,204,278	(g)

Short-Term Investments: 3.7%
439,904,873	J.P. Morgan U.S. Government Money Market Fund - Agency Shares (7 day yield of 0.01%)	439,904,873
272,118,648	J.P. Morgan U.S. Government Money Market Fund - Capital Shares (7 day yield of 0.01%)	272,118,648
Total Short-Term Investments: 3.7% (Cost: $712,023,521)		712,023,521

Securities Lending Collateral: 2.3%
441,355,278	Dreyfus Government Cash Management Fund - Institutional Shares (7 day yield of 0.01%) (h)	441,355,278
Total Securities Lending Collateral: 2.3% (Cost: $441,355,278)		441,355,278

Total Investments: 102.1% (Cost: $11,599,810,832) (i)		19,554,583,077	(j)
Obligation to Return Collateral for Securities Loaned: (2.3)%		(441,355,278)
Cash and Other Assets Less Liabilities: 0.2%		38,253,346
Net Assets: 100.0%		$19,151,481,145

ADR - American Depositary Receipts

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)         Non-income producing security.

(b)         All or a portion of this security was on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $432,348,448.

(c)          An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Security	Balance of Shares Held 12/31/12	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/13	Value	Dividend
Acorn Energy	1,512,352	8,605	—	1,520,957	$11,179,034	$52,932
AFC Enterprises	2,000,000	—	—	2,000,000	72,660,000	—
Alimera Sciences	2,040,000	—	—	2,040,000	6,262,800	—
Associated Estates Realty	3,000,000	—	—	3,000,000	55,920,000	570,000
Bally Technologies	3,725,000	—	—	3,725,000	193,588,250	—
Boingo Wireless	1,900,000	—	—	1,900,000	10,488,000	—
CAI International	1,397,834	2,166	—	1,400,000	40,348,000	—
Cavco Industries	460,000	—	—	460,000	21,882,200	—
Cepheid	4,970,000	700,000	—	5,670,000	217,557,900	—
Chelsea Therapeutics International (1)	4,949,000	—	2,150,584	2,798,416	5,708,769	—
Donaldson	8,400,000	—	—	8,400,000	303,996,000	840,000
Drew Industries	1,880,000	—	—	1,880,000	68,262,800	—
Duluth Metals	7,500,000	—	—	7,500,000	14,322,981	—
Dupont Fabros Technology	3,625,000	—	—	3,625,000	87,978,750	—
EdR	5,744,300	—	—	5,744,300	60,487,479	574,430
ESCO Technologies	2,200,000	—	—	2,200,000	89,892,000	176,000
Exa	872,060	127,940		1,000,000	9,520,000	—
ExlService Holdings (1)	1,618,000	—	—	1,618,000	53,199,840	—
Forward Air	1,500,000	—	—	1,500,000	55,935,000	150,000
Gaiam	1,371,366	—	—	1,371,366	5,759,737	—
GLG Life Tech	1,665,270	—	—	1,665,270	553,702	—
Gulf United Energy	50,000,000	—	—	50,000,000	125,000	—
H & E Equipment Services	3,400,000	—	—	3,400,000	69,360,000	—
Hackett Group	3,849,207	—	—	3,849,207	17,590,876	—
HEICO	3,063,000	—	—	3,063,000	105,091,530	—
Helen of Troy	1,600,000	—	—	1,600,000	61,376,000	—
iGATE	3,700,000	18,400	—	3,718,400	69,943,104	—
II-VI	4,550,000	—	—	4,550,000	77,532,000	—
InContact	2,200,000	561,147	—	2,761,147	22,337,679	—
Insperity	1,800,000	—	400,000	1,400,000	39,718,000	266,733
IPG Photonics	2,780,000	—	160,000	2,620,000	173,994,200	—
Kite Realty Group	4,000,000	—	—	4,000,000	26,960,000	240,000
Knoll	4,200,000	—	528,077	3,671,923	66,571,964	484,577
Lifetime Fitness	2,280,000	—	—	2,280,000	97,538,400	—
Marlin Business Services	1,091,000	—	—	1,091,000	25,300,290	109,100
MB Financial	2,860,000	—	—	2,860,000	69,126,200	286,000
McGrath Rentcorp	2,150,000	—	—	2,150,000	66,865,000	505,250
Mettler-Toledo International	1,600,000	—	—	1,600,000	341,152,000	—
Moog	3,230,000	—	—	3,230,000	148,030,900	—
Navigant Consulting	3,704,600	219,500	—	3,924,100	51,562,674	—
Nordson	3,125,000	275,000	—	3,400,000	224,230,000	468,750
NPS Pharmaceuticals (1)	6,000,000	—	2,717,000	3,283,000	33,453,770	—
Pericom Semiconductor	1,765,000	—	293,776	1,471,224	10,019,035	—
Petrodorado Energy	26,000,000	—	—	26,000,000	4,606,979	—
Petromanas	37,500,000	—	—	37,500,000	3,876,064	—
Pier 1 Imports	7,185,000	—	—	7,185,000	165,255,000	359,250
Pinnacle Entertainment	3,950,000	—	—	3,950,000	57,749,000	—
Raptor Pharmaceutical (1)	3,000,000	—	3,000,000	—	—	—
Rush Enterprises	3,650,000	—	—	3,650,000	86,102,000	—
Ryman Hospitality Properties	4,520,690	—	—	4,520,690	206,821,567	2,260,345
Santa Maria Petroleum	5,000,000	—	—	5,000,000	333,211	—
Seattle Genetics	6,550,000	—	—	6,550,000	232,590,500	—
Shutterfly	2,835,000	—	860,000	1,975,000	87,235,750	—
Simplicity Bancorp	452,146	—	—	452,146	6,795,755	36,172
SPS Commerce	900,000	—	—	900,000	38,403,000	—
Summit Hotel Properties (1)	2,850,000	—	—	2,850,000	29,839,500	320,625
Synageva Biopharma	1,165,000	221,633	—	1,386,633	76,153,884	—

> Notes to Statement of Investments

Security	Balance of Shares Held 12/31/12	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/13	Value	Dividend
Tower Group (2)	3,300,000	438,900	—	3,738,900	$68,982,705	$618,750
TriCo Bancshares	1,350,000	—	—	1,350,000	23,085,000	121,500
tw telecom	9,500,000	—	—	9,500,000	239,305,000	—
Velti	2,700,000	1,000,000	—	3,700,000	7,326,000	—
Virtusa	2,125,000	—	—	2,125,000	50,490,000	—
Wolverine Minerals (1)(2)	4,000,000	—	3,000,000	1,000,000	80,327	—
World Acceptance	1,285,000	—	—	1,285,000	110,342,950	—
Total of Affiliated Transactions	305,095,825	3,573,291	13,109,437	295,559,679	$4,678,756,056	$8,440,414

(1)   At March 31, 2013, the Fund owned less than five percent of the company’s outstanding voting shares.

(2)   Includes the effects of a stock split.

The aggregate cost and value of these companies at March 31, 2013, were $2,527,801,611 and $4,556,473,850, respectively. Investments in affiliated companies represented 23.79% of the Fund’s total net assets at March 31, 2013.

(d)   Illiquid security.

(e)   Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2013, the market value of these securities amounted to $27,985,816, which represented 0.15% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	1,306,818	$15,000,000	$13,355,680
Ultragenyx	12/19/12	3,610,890	9,999,999	11,988,155
Canadian Overseas Petroleum	11/24/10	8,400,000	3,591,152	1,905,163
Santa Maria Petroleum	1/14/11	4,110,000	5,193,292	271,883
Voyager Learning - Contingent Value Rights	12/24/09	2,000,000	—	236,000
Canadian Overseas Petroleum - Warrants	11/24/10	4,200,000	525,688	119,813
Wolverine Minerals	6/3/11	1,000,000	2,004,903	80,327
MicroDose Therapeutx	11/24/00	359,944	2,004,900	28,795
Duluth Exploration - Special Warrants	8/19/11	500,000	—	—
			$38,319,934	$27,985,816

(f)    Security has no value.

(g)   On March 31, 2013, the market value of foreign securities represented 7.78% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Canada	$266,111,308	1.39
Netherlands	192,772,317	1.01
Singapore	187,356,068	0.98
Hong Kong	154,232,155	0.81
Sweden	132,780,323	0.69
Brazil	88,556,734	0.46
Colombia	72,899,837	0.38
Japan	59,767,195	0.31
France	38,704,780	0.20
Chile	37,317,850	0.20
South Africa	36,762,629	0.19
Israel	35,140,000	0.18
Denmark	33,956,346	0.18
India	29,480,000	0.15
Cambodia	21,131,062	0.11
United Kingdom	17,923,738	0.09
Russia	16,808,240	0.09
Australia	15,289,706	0.08
Uruguay	13,355,680	0.07
Mongolia	13,206,154	0.07
Iceland	12,529,809	0.07
Iraq	8,770,980	0.05
China	2,464,712	0.01
Germany	2,194,566	0.01
Total Foreign Portfolio	$1,489,512,189	7.78

(h)   Investment made with cash collateral received from securities lending activity.

(i)    At March 31, 2013, for federal income tax purposes, the cost of investments was $11,599,810,832 and net unrealized appreciation was $7,954,772,245 consisting of gross unrealized appreciation of $8,499,387,009 and gross unrealized depreciation of $544,614,764.

(j)    Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

> Notes to Statement of Investments

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2013, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$4,822,386,186	$178,670,473	$—	$5,001,056,659
Industrial Goods & Services	3,633,531,740	192,771,784	—	3,826,303,524
Consumer Goods & Services	2,994,595,431	124,529,260	236,000	3,119,360,691
Finance	2,293,231,047	—	—	2,293,231,047
Health Care	1,569,943,167	—	12,016,950	1,581,960,117
Other Industries	1,153,433,812	177,167,532	—	1,330,601,344
Energy & Minerals	1,119,680,953	115,654,263	13,355,680	1,248,690,896
Total Equities	17,586,802,336	788,793,312	25,608,630	18,401,204,278
Total Short-Term Investments	712,023,521	—	—	712,023,521
Total Securities Lending Collateral	441,355,278	—	—	441,355,278
Total Investments	$18,740,181,135	$788,793,312	$25,608,630	$19,554,583,077

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants

> Notes to Statement of Investments

which do not trade are valued as a percentage of the actively trading common stock using a model, based on Black Scholes. Securities which have halted or temporarily stopped trading are valued at the last sale and adjusted by a premium or a discount to account for the anticipated re-opening price. These adjustments are determined by the investment manager’s experience with similar securities or situations.

There were no transfers of financial assets between levels 1 and 2 during the period.

The Fund does not hold any significant investments categorized as Level 3.

Certain common stock classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include but are not limited to trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company’s capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Columbia Acorn International

Statement of Investments (Unaudited), March 31, 2013

Number of Shares		Value
	Equities: 96.2%
Asia 46.5%
	> Japan 18.6%
18,500	Wacom (a)	$71,729,840
	Computer Graphic Illustration Devices
5,582,600	Kansai Paint	62,002,474
	Paint Producer in Japan, India, China & Southeast Asia
19,233,000	Seven Bank	61,928,121
	ATM Processing Services
41,878	Orix JREIT	59,136,875
	Diversified REIT
2,400,000	Park24	46,986,733
	Parking Lot Operator
1,817,562	Glory	43,550,077
	Currency Handling Systems & Related Equipment
2,981,100	Kuraray	42,037,507
	Special Resin, Fine Chemical, Fibers & Textures
1,430,000	Hoshizaki Electric	41,887,813
	Commercial Kitchen Equipment
3,287,962	Start Today (b)	41,739,147
	Online Japanese Apparel Retailer
900,000	Sanrio (b)	39,972,856
	Character Goods & Licensing
295,762	Nakanishi	37,158,241
	Dental Tools & Machinery
7,532	Kenedix Realty Investment	36,575,385
	Tokyo Mid-size Office REIT
937,651	Kintetsu World Express	34,888,217
	Airfreight Logistics
720,506	Miraca Holdings	34,626,427
	Outsourced Lab Testing, Diagnostic Equipment & Reagents
2,255,000	NGK Spark Plug	34,584,259
	Automobile Parts
2,380,000	Japan Airport Terminal	32,226,203
	Airport Terminal Operator at Haneda
1,750,000	Daiseki	29,746,025
	Waste Disposal & Recycling
594,700	Itochu Techno-Science	29,442,563
	IT Network Equipment Sales & Services
2,720,000	NGK Insulators	29,059,101
	Ceramic Products for Auto, Power & Electronics
3,860	Mori Hills REIT Investment	28,650,614
	Tokyo Centric Diversified REIT
709,500	Hamamatsu Photonics	28,144,963
	Optical Sensors for Medical & Industrial Applications
1,330,000	Nabtesco	27,306,709
	Machinery Components
637,300	Benesse	27,122,722
	Education Service Provider
2,430	Nippon Prologis REIT (c)	26,459,340
	Logistics REIT in Japan
9,503	Advance Residence Investment	25,500,286
	Residential REIT
1,676,000	Doshisha	25,204,852
	Wholesaler
532,000	Familymart	24,316,349
	Japanese Convenience Store Operator
340,000	Rinnai	24,239,530
	Gas Appliances for Household & Commercial Use
765,000	Horiba	24,204,986
	Test & Measurement Instruments
1,346,080	Nihon Parkerizing	23,558,031
	Metal Surface Treatment Agents & Processing Service
3,000	Global One Real Estate	23,155,161
	Office REIT
345,000	FP Corporation	23,087,972
	Disposable Food Trays & Containers
396,000	Disco	22,594,572
	Semiconductor Dicing & Grinding Equipment
399,292	Ain Pharmaciez	21,547,813
	Dispensing Pharmacy/Drugstore Operator
772,000	Misumi Group	21,362,904
	Industrial Components Distributor
1,900,000	Ushio	19,450,621
	Industrial Light Sources
918,500	Ariake Japan	18,847,673
	Manufacturer of Soup/Sauce Extracts for Business-to-business Use
732,108	Icom	18,608,740
	Two-way Radio Communication Equipment
1,885,600	Asahi Diamond Industrial	18,394,444
	Consumable Diamond Tools
1,940,200	Sintokogio	17,491,503
	Automated Casting Machines, Surface Treatment System & Consumables
437,100	Milbon	15,403,743
	Manufacturer of Hair Products for Business-to-business Use
321,500	Santen Pharmaceutical	14,869,755
	Specialty Pharma (Ophthalmic Medicine)
1,575,000	Lifenet Insurance (b)(c)	14,067,768
	Online Life Insurance Company in Japan
150,900	Shimano	12,351,774
	Bicycle Components & Fishing Tackle
808,000	Nippon Kayaku	9,885,178
	Functional Chemicals, Pharmaceuticals & Auto Safety Systems
191,900	MonotaRO (b)	9,387,297
	Online MRO (Maintenance, Repair, Operations) Goods Distributor in Japan
		1,374,493,164

Number of Shares		Value
	> Taiwan 6.2%
39,592,000	Far EasTone Telecom	$89,790,377
	Taiwan’s Third Largest Mobile Operator
17,000,000	Taiwan Mobile	57,534,421
	Taiwan’s Second Largest Mobile Operator
23,043,000	CTCI Corp	44,518,335
	International Engineering Firm
2,270,000	St. Shine Optical	44,400,906
	World’s Leading Disposable Contact Lens OEM (Original Equipment Manufacturer)
12,488,000	Taiwan Hon Chuan	32,338,541
	Beverage Packaging (Bottles, Caps, Labels) Manufacturer
6,258,000	Advantech	27,186,024
	Industrial PC & Components
7,401,000	Flexium Interconnect	24,671,441
	Flexible Printed Circuit for Mobile Electronics
5,429,000	Delta Electronics	22,771,128
	Industrial Automation, Switching Power Supplies & Passive Components
6,173,000	Lung Yen	21,430,334
	Funeral Services & Columbaria
7,587,000	Chroma Ate	18,303,754
	Automatic Test Systems, Testing & Measurement Instruments
2,491,000	President Chain Store	13,682,986
	Taiwan’s Number One Convenience Chain Store Operator
3,291,000	CHC Healthcare	12,986,459
	Medical Device Distributor
3,034,000	PC Home	12,520,982
	Taiwanese Internet Retail Company
2,654,713	Simplo Technology	12,306,369
	Battery Packs for Notebook & Tablet PCs
743,000	Ginko International	12,275,547
	Largest Contact Lens Maker in China
2,503,230	Chipbond	5,684,437
	Semiconductor Back-end Packaging Services
1,406,283	Tripod Technologies	3,139,981
	Printed Circuit Boards (PCB)
		455,542,022
	> Hong Kong 5.3%
5,000,000	Melco Crown Entertainment - ADR (c)	116,700,000
	Macau Casino Operator
22,000,000	Lifestyle International	48,918,984
	Mid- to High-end Department Store Operator in Hong Kong & China
15,625,000	L’Occitane International	47,620,736
	Skin Care & Cosmetics Producer
8,518,000	AAC Technologies	41,069,835
	Miniature Acoustic Components
47,558,000	Mapletree Greater China Commercial Trust (c)	39,876,099
	Retail & Office Property Landlord
20,000,000	Melco International	34,787,757
	Macau Casino Operator
30,000,000	Sa Sa International	29,094,885
	Cosmetics Retailer
10,000,000	MGM China Holdings	21,442,520
	Macau Casino Operator
13,767,900	Vitasoy International	15,523,312
	Hong Kong Soy Food Brand
		395,034,128
	> Singapore 3.5%
40,000,000	Mapletree Commercial Trust	43,404,426
	Retail & Office Property Landlord
19,000,000	Ascendas REIT	39,924,525
	Industrial Property Landlord
22,000,000	CDL Hospitality Trust	36,421,968
	Hotel Owner/Operator
33,000,000	Mapletree Logistics Trust	32,350,163
	Industrial Property Landlord
25,000,000	Mapletree Industrial Trust	28,318,620
	Industrial Property Landlord
15,000,000	Goodpack Limited	22,675,052
	International Bulk Container Leasing
3,500,000	Singapore Exchange	21,803,802
	Singapore Equity & Derivatives Market Operator
14,000,000	Olam International (b)	19,490,063
	Agriculture Supply Chain Manager
4,772,000	Petra Foods	16,007,281
	Cocoa Processor & Chocolate Manufacturer
		260,395,900
	> Korea 3.3%
834,580	Coway	37,055,772
	Household Appliance Rental Service Provider
1,617,261	Paradise Co	30,891,586
	Korean ‘Foreigner Only’ Casino Operator
1,726,000	BS Financial Group	23,556,219
	Regional Bank in Busan (Korea’s Second Largest City)
465,540	Kepco Plant Service & Engineering	23,480,728
	Power Plant & Grid Maintenance
16,200	Lotte Chilsung Beverage	21,848,104
	Beverages & Liquor Manufacturer
886,204	iMarketKorea	20,116,295
	Procurement, Distribution of MRO (Maintenance, Repair, Operations) Goods
74,400	KCC	19,902,333
	Paint & Housing Material Manufacturer
567,600	Hite Jinro	16,623,755
	Beer & Spirits Manufacturer
624,441	Handsome	16,320,560
	High-end Apparel Company

Number of Shares		Value
	> Korea—continued
132,000	Samsung Engineering	$15,304,854
	Global EPC (Engineering, Procurement & Construction) Firm
66,070	Hyundai Glovis	11,458,999
	Auto-related Shipping & Distribution
704,000	Nexen Tire	9,491,711
	Korean Tire Manufacturer
		246,050,916
	> India 2.3%
341,652	Asian Paints	30,954,274
	India’s Largest Paint Company
2,262,300	United Breweries	29,121,450
	India’s Largest Brewer
2,765,000	Yes Bank	21,870,448
	Commercial Banking in India
6,000,000	Bharti Infratel (c)	19,755,290
	Communication Towers
13,195,000	Redington India	19,687,417
	Supply Chain Solutions for IT & Mobile Handsets in Emerging Markets
840,000	Colgate Palmolive India	19,203,009
	Consumer Products in Oral Care
85,000	Bosch	14,070,933
	Automotive Parts
1,600,000	Titan Industries	7,557,320
	Jewlery, Watches, Eyeglasses
95,000	TTK Prestige	5,675,960
	Branded Cooking Equipment
1,650,000	SKIL Ports and Logistics (c)	3,133,865
	Indian Container Port Project
		171,029,966
	> Indonesia 2.1%
60,516,300	Tower Bersama Infrastructure (c)	37,723,697
	Communications Towers
31,764,600	Archipelago Resources (a)(c)	27,872,871
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
300,000,000	Ace Indonesia	25,695,670
	Home Improvement Retailer
5,109,000	Mayora Indah	14,283,067
	Consumer Branded Food Manufacturer
12,488,000	Mitra Adiperkasa	11,721,271
	Operator of Department Store & Specialty Retail Stores
9,732,500	Matahari Department Store (c)	11,016,979
	Largest Department Store Chain in Indonesia
38,065,000	Surya Citra Media	10,892,024
	Free to Air TV in Indonesia
47,323,000	MNC Skyvision (c)	10,713,723
	Largest Satellite Pay TV Operator in Indonesia
12,719,500	Indosiar Karya Media (c)	1,704,340
	Free to Air TV Station in Indonesia

6,217,500	Southern Arc Minerals (a)(c)	1,254,700
	Gold & Copper Exploration in Indonesia
		152,878,342
	> China 1.5%
28,736,000	Want Want	44,266,560
	Chinese Branded Consumer Food Company
22,168,300	Digital China	30,068,217
	IT Distribution & Systems Integration Services
200,000,000	RexLot Holdings	17,554,464
	Lottery Equipment Supplier in China
30,000,000	AMVIG Holdings	11,246,304
	Chinese Tobacco Packaging Material Supplier
162,939	51job - ADR (c)	9,680,206
	Integrated Human Resource Services
		112,815,751
	> Thailand 1.5%
106,813,700	Home Product Center	61,504,620
	Home Improvement Retailer
1,920,300	Siam Makro	34,595,873
	General Merchadise Wholesaler in Thailand
4,548,800	Robinson’s Department Store	11,921,700
	Mass-market Department Srore Operator in Thailand
5,000,000	Samui Airport Property Fund	3,073,246
	Thai Airport Operator
		111,095,439
	> Philippines 1.0%
73,221,250	SM Prime Holdings	34,295,154
	Shopping Mall Operator
19,454,700	Manila Water Company	19,111,542
	Water Utility Company in Philippines
7,931,700	International Container Terminal Services	17,888,819
	Container Handling Terminals & Port Management
		71,295,515
	> Cambodia 0.7%
60,000,000	Nagacorp	50,714,549
	Casino/Entertainment Complex in Cambodia

	> Mongolia 0.5%
74,865,700	Mongolian Mining (c)	27,521,312
	Coking Coal Mining in Mongolia
1,049,943	Turquoise Hill Resources (c)	6,687,140
914,678	Turquoise Hill Resources (c)(d)	5,817,352
	Copper Mine Project in Mongolia
		40,025,804
Asia: Total		3,441,371,496

Number of Shares		Value
Europe 29.7%
	> United Kingdom 8.0%
4,106,842	JLT Group	$53,103,591
	International Business Insurance Broker
1,602,000	Rightmove	43,352,362
	Internet Real Estate Listings
965,000	Spirax Sarco	39,398,647
	Steam Systems for Manufacturing & Process Industries
4,181,000	Domino’s Pizza UK & Ireland	38,275,736
	Pizza Delivery in UK, Ireland & Germany
3,306,211	WH Smith (b)	37,501,333
	Newsprint, Books & General Stationery Retailer
693,000	Intertek Group	35,727,566
	Testing, Inspection, Certification Services
8,785,000	BBA Aviation	34,372,042
	Aviation Support Services
3,565,000	Shaftesbury	31,498,914
	London Prime Retail REIT
7,760,000	Elementis	30,738,954
	Clay-based Additives
2,627,810	Smith & Nephew	30,345,471
	Medical Equipment & Supplies
2,125,000	Telecity	29,172,485
	European Data Center Provider
650,000	Croda	27,091,029
	Oleochemicals & Industrial Chemicals
3,715,000	Abcam	25,260,282
	Online Sales of Antibodies
617,000	Whitbread	24,075,012
	The UK’s Leading Hotelier & Coffee Shop
875,000	Aggreko	23,692,020
	Temporary Power & Temperature Control Services
34,752,000	Cable & Wireless	22,145,963
	Leading Telecom Service Supplier in the Caribbean
2,843,000	Greggs	20,596,785
	Bakery
4,163,948	PureCircle (b)(c)	16,095,658
	Natural Sweeteners
1,403,932	Premier Oil (c)	8,291,764
	Oil & Gas Producer in Europe, Pakistan & Asia
382,581	Tullow Oil	7,155,958
	Oil & Gas Producer
2,537,212	Smiths News	7,132,057
	Newspaper & Magazine Distributor
1,576,984	Ocado (b)(c)	3,785,914
	Leading Online Grocery Retailer
27,508	Fidessa Group	812,952
	Software for Financial Trading Systems
		589,622,495
	> Netherlands 3.5%
2,915,700	Aalberts Industries	65,200,554
	Flow Control & Heat Treatment
1,514,545	UNIT4 (a)	49,244,136
	Business Software Development
1,141,468	TKH Group	29,556,471
	Dutch Industrial Conglomerate
1,043,014	Arcadis	28,872,263
	Engineering Consultants
520,900	Fugro	28,831,980
	Subsea Oilfield Services
2,114,073	Imtech (b)	23,925,938
	Technical Installation & Maintenance
143,395	Core Labs	19,777,038
	Oil & Gas Reservoir Consulting
266,124	Vopak	16,043,403
	World’s Largest Operator of Petroleum & Chemical Storage Terminals
		261,451,783
	> Switzerland 3.2%
267,500	Partners Group	66,022,596
	Private Markets Asset Management
240,500	Geberit	59,206,626
	Plumbing Supplies
400,000	Dufry Group (c)	49,636,574
	Operates Airport Duty Free & Duty Paid Shops
20,000	Sika	48,583,166
	Chemicals for Construction & Industrial Applications
380,000	Zehnder	16,492,152
	Radiators & Heat Recovery Ventilation Systems
		239,941,114
	> France 3.1%
349,000	Eurofins Scientific	73,278,539
	Food, Pharmaceuticals & Materials Screening & Testing
1,086,100	Neopost (b)	65,065,315
	Postage Meter Machines
445,700	Gemalto	38,878,387
	Digital Security Solutions
971,800	Saft	25,038,622
	Niche Battery Manufacturer
308,400	Norbert Dentressangle	23,395,202
	Leading European Logistics & Transport Group
1,831,204	Hi-Media (b)(c)	4,107,828
	Online Advertiser in Europe
		229,763,893
	> Germany 3.0%
2,000,000	Wirecard	55,247,769
	Online Payment Processing & Risk Management
148,295	Rational	44,548,075
	Commercial Ovens
2,130,000	TAG Immobilien	24,381,956
	Owner of Residential Properties in Germany

Number of Shares		Value
	> Germany—continued
215,000	Pfeiffer Vacuum	$23,715,201
	Vacuum Pumps
685,000	NORMA Group	21,587,296
	Clamps for Automotive & Industrial Applications
165,400	Bertrandt	19,293,649
	Outsourced Engineering
475,000	Elringklinger (b)	14,393,902
	Automobile Components
61,078	Dürr	6,655,678
	Automotive Plant Engineering & Associated Capital Equipment
260,000	Deutsche Beteiligungs (b)	6,270,686
	Private Equity Investment Management
152,654	CTS Eventim	5,175,727
	Event Ticket Sales
		221,269,939
	> Sweden 2.3%
3,426,522	Hexagon	93,577,684
	Design, Measurement & Visualization Software & Equipment
4,150,024	Sweco (a)	49,036,967
	Engineering Consultants
868,700	Unibet	30,327,282
	European Online Gaming Operator
		172,941,933
	> Denmark 1.6%
184,942	SimCorp (b)	49,692,183
	Software for Investment Managers
1,064,013	Jyske Bank (c)	36,312,442
	Danish Bank
1,049,800	Novozymes (b)	35,647,372
	Industrial Enzymes
		121,651,997
	> Italy 0.8%
3,658,000	Pirelli (b)	38,379,548
	Global Tire Supplier
8,501,000	Geox	23,668,314
	Apparel & Shoe Maker
		62,047,862
	> Norway 0.8%
3,281,864	Atea	36,558,709
	Leading Nordic IT Hardware/Software Reseller & Installation Company
906,000	Subsea 7	21,292,532
	Offshore Subsea Contractor
		57,851,241
	> Kazakhstan 0.5%
5,143,000	Halyk Savings Bank of Kazakhstan - GDR (c)	36,926,740
	Largest Retail Bank & Insurer in Kazakhstan

	> Finland 0.5%
520,664	Vacon	35,039,212
	Leading Independent Manufacturer of Variable Speed Alternating Current Drives

	> Iceland 0.5%
28,312,499	Marel (e)	24,185,165
7,670,000	Marel (e)	9,610,363
	Largest Manufacturer of Poultry & Fish Processing Equipment
		33,795,528
	> Spain 0.5%
4,771,000	Dia	33,000,372
	Leading Hard Discounter in Spain, Latin America & the Eastern Mediterranean

	> Belgium 0.4%
438,880	EVS Broadcast Equipment	28,162,688
	Digital Live Mobile Production Software & Systems

	> Russia 0.4%
1,167,000	Yandex (c)	26,981,040
	Search Engine for Russian & Turkish Languages

	> Portugal 0.3%
8,635,000	Redes Energéticas Nacionais	24,904,758
	Portuguese Power Transmission & Gas Transportation

	> Turkey 0.3%
1,421,890	Bizim Toptan	24,283,646
	Cash & Carry Stores in Turkey
Europe: Total		2,199,636,241

Other Countries 14.9%
	> South Africa 4.2%
1,170,188	Naspers	72,900,525
	Media in Africa, China, Russia & Other Emerging Markets
13,935,448	Coronation Fund Managers	72,743,848
	South African Fund Manager
19,098,300	Rand Merchant Insurance	48,372,473
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers
2,230,504	Massmart Holdings	46,148,944
	General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary
8,679,940	Northam Platinum (c)	37,474,973
	Platinum Mining in South Africa
2,644,083	Mr. Price	33,640,150
	South African Retailer of Apparel, Household & Sporting Goods
		311,280,913
	> Canada 3.8%
1,403,772	CCL Industries	82,773,975
	Largest Global Label Converter
1,084,597	ShawCor	45,984,735
	Oil & Gas Pipeline Products
653,200	Onex Capital	31,147,323
	Private Equity
3,047,000	CAE	29,784,624
	Flight Simulator Equipment & Training Centers

Number of Shares		Value
	> Canada—continued
582,942	AG Growth	$18,994,320
	Leading Manufacturer of Augers & Grain Handling Equipment
709,576	Black Diamond Group	14,703,524
	Provides Accommodations/ Equipment for Oil Sands Development
1,142,377	DeeThree Exploration (c)	7,410,803
1,130,000	DeeThree Exploration (c)(f)	7,183,901
	Canadian Oil & Gas Producer
984,500	Alliance Grain Traders	12,579,426
	Global Leader in Pulse Processing & Distribution
263,857	Baytex	11,057,137
	Oil & Gas Producer in Canada
1,901,514	Horizon North Logistics	10,688,236
	Provides Diversified Oil Service Offering in Northern Canada
1,607,306	Pan Orient	4,272,015
	Asian Oil & Gas Explorer
450,000	Athabasca Oil Sands (c)	4,026,677
	Oil Sands & Unconventional Oil Development
1,611,000	Americas Petrogas (c)	3,060,718
	Oil & Gas Exploration in Argentina, Potash in Peru
332,700	Crew Energy (c)	2,348,239
	Canadian Oil & Gas Producer
		286,015,653
	> Australia 3.3%
15,714,426	Challenger Financial	63,266,911
	Largest Annuity Provider
52,500,000	Commonwealth Property Office Fund	60,769,025
	Australia Prime Office REIT
7,059,010	IAG	42,111,681
	General Insurance Provider
2,500,000	Domino’s Pizza Enterprises	30,128,059
	Domino’s Pizza Operator in Australia/New Zealand & France/Benelux
5,057,000	Regis Resources (c)	21,940,989
	Gold Mining in Australia
6,096,515	SAI Global (b)	21,416,980
	Publishing, Certification, Compliance Services
572,051	Austbrokers	5,835,660
	Local Australian Small Business Insurance Broker
		245,469,305
	> United States 2.8%
1,272,297	Textainer Group Holdings	50,319,347
	Top International Container Leasor
952,080	Atwood Oceanics (c)	50,022,283
	Offshore Drilling Contractor
1,052,900	Rowan (c)	37,230,544
	Contract Offshore Driller
601,213	FMC Technologies (c)	32,699,975
	Oil & Gas Well Head Manufacturer
439,500	Hornbeck Offshore (c)	20,419,170
	Supply Vessel Operator in U.S. Gulf of Mexico
428,228	World Fuel Services	17,009,216
	Global Fuel Broker
		207,700,535
	> Israel 0.8%
3,145,527	Israel Chemicals	40,760,174
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals
625,000	Caesarstone (c)	16,500,000
	Quartz Countertops
		57,260,174
Other Countries: Total		1,107,726,580

Latin America 5.1%
	> Brazil 2.9%
3,700,000	Localiza Rent A Car	66,465,421
	Car Rental
41,525,340	Beadell Resources (a)(c)	39,475,739
	Gold Mining in Brazil
1,800,000	Mills Estruturas e Servicos de Engenharia	28,869,479
	Civil Engineering & Construction
1,800,000	Arcos Dorados (b)	23,760,000
	McDonald’s Master Franchise for Latin America
5,000,000	Odontoprev	22,788,569
	Dental Insurance
1,200,000	Multiplus	17,334,158
	Loyalty Program Operator in Brazil
955,000	Linx (c)	15,009,675
	Retail Management Software in Brazil
		213,703,041
	> Mexico 1.4%
430,000	Grupo Aeroportuario del Sureste - ADR	58,768,100
	Mexican Airport Operator
11,945,000	Genomma Lab Internacional (c)	29,215,877
	Develops, Markets & Distributes Consumer Products
6,273,000	Bolsa Mexicana de Valores	17,963,560
	Mexico’s Stock Exchange
		105,947,537
	> Guatemala 0.3%
1,434,600	Tahoe Resources (c)	25,236,307
	Silver Project in Guatemala

	> Uruguay 0.2%
1,306,818	Union Agriculture Group (c)(f)(g)	13,355,680
	Farmland Operator in Uruguay

	> Colombia 0.2%
7,720,411	Isagen	10,742,177
	Leading Colombian Electricity Provider

Number of Shares		Value
	> Chile 0.1%
8,366,013	Grupo Hites	$9,936,304
	Mass Retailer for the Lower Income Strata

	> Argentina —%
7,425,000	Madalena Ventures (c)	2,558,202
	Oil & Gas Exploration in Argentina
Latin America: Total		381,479,248

Total Equities: 96.2% (Cost: $5,304,806,423)		7,130,213,565	(h)

Short-Term Investments: 3.6%
229,530,234	J.P. Morgan U.S. Government Money Market Fund - Agency Shares (7 day yield of 0.01%)	229,530,234
35,205,876	J.P. Morgan U.S. Government Money Market Fund - Capital Shares (7 day yield of 0.01%)	35,205,876
Total Short-Term Investments: 3.6% (Cost: $264,736,110)		264,736,110

Securities Lending Collateral: 2.0%
148,329,046	Dreyfus Government Cash Management Fund - Institutional Shares (7 day yield of 0.01%) (i)	148,329,046
Total Securities Lending Collateral: 2.0% (Cost: $148,329,046)		148,329,046

Total Investments: 101.8% (Cost: $5,717,871,579)(j)		7,543,278,721	(k)

Obligation to Return Collateral for Securities Loaned: (2.0)%		(148,329,046)

Cash and Other Assets Less Liabilities: 0.2%		12,254,727

Net Assets: 100.0%		$7,407,204,402

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)         An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Security	Balance of Shares Held 12/31/12	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/13	Value	Dividend
Archipelago Resources	31,764,600	—	—	31,764,600	$27,872,871	$—
Beadell Resources	17,793,303	23,732,037	—	41,525,340	39,475,739	—
Southern Arc Minerals	6,217,500	—	—	6,217,500	1,254,700	—
Sweco	4,150,024	—	—	4,150,024	49,036,967	—
UNIT4	1,574,145	—	59,600	1,514,545	49,244,136	—
Wacom	21,500	—	3,000	18,500	71,729,840	881,792
Total of Affiliated Transactions	61,521,072	23,732,037	62,600	85,190,509	$238,614,253	$881,792

(1)         At March 31, 2013, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at March 31, 2013, were $146,107,641 and $238,614,253, respectively. Investments in affiliated companies represented 3.22% of the Fund’s total net assets at March 31, 2013.

(b)         All or a portion of this security was on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $140,881,914.

(c)          Non-income producing security.

(d)         Security is traded on a U.S. exchange.

(e)          The common stock equity holdings of Marel are stated separately on the Statement of Investments due to the application of the onshore or offshore foreign currency exchange rate. The appropriate exchange rate is applied to each purchased security lot based on the applicable registration obtained from Marel’s regulatory governing body, the Icelandic Central Bank.

(f)           Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2013, the market value of these securities amounted to $20,539,581, which represented 0.28% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	1,306,818	$15,000,000	$13,355,680
DeeThree Exploration	9/7/10	1,130,000	2,950,812	7,183,901
			$17,950,812	$20,539,581

> Notes to Statement of Investments

(g)          Illiquid security.

(h)         On March 31, 2013, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$1,374,493,164	18.6
Euro	875,863,469	11.8
British Pound	620,629,231	8.4
United States Dollar	535,966,691	7.2
Taiwan Dollar	455,542,023	6.2
Hong Kong Dollar	419,829,433	5.7
Other currencies less than 5% of total net assets	2,847,889,554	38.4
Total Equities	$7,130,213,565	96.3

(i)             Investment made with cash collateral received from securities lending activity.

(j)            At March 31, 2013, for federal income tax purposes, the cost of investments was $5,717,871,579 and net unrealized appreciation was $1,825,407,142 consisting of gross unrealized appreciation of $2,072,174,504 and gross unrealized depreciation of $246,767,362.

(k)         Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 - prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

> Notes to Statement of Investments

The following table summarizes the inputs used, as of March 31, 2013, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$140,139,398	$3,301,232,098	$—	$3,441,371,496
Europe	46,758,078	2,152,878,163	—	2,199,636,241
Other Countries	503,032,287	604,694,293	—	1,107,726,580
Latin America	328,647,829	39,475,739	13,355,680	381,479,248
Total Equities	1,018,577,592	6,098,280,293	13,355,680	7,130,213,565
Total Short-Term Investments	264,736,110	—	—	264,736,110
Total Securities Lending Collateral	148,329,046	—	—	148,329,046
Total Investments	$1,431,642,748	$6,098,280,293	$13,355,680	$7,543,278,721

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

There were no transfers of financial assets between levels 1 and 2 during the period.

Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at 3/31/13	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Equities	$13,355,680	Market comparable companies	Discount for lack of marketability	-5% to +2% (-10%)

Certain common stock classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include but are not limited to trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company’s capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement

Columbia Acorn USA

Statement of Investments (Unaudited), March 31, 2013

Number of Shares		Value
	Equities: 98.2%
Information 28.2%
	> Business Software 7.2%
745,000	Informatica (a)	$25,680,150
	Enterprise Data Integration Software
299,000	Ansys (a)	24,344,580
	Simulation Software for Engineers & Designers
340,000	Micros Systems (a)	15,473,400
	Information Systems for Hotels, Restaurants & Retailers
179,000	NetSuite (a)	14,330,740
	End-to-end IT Systems Solutions Delivered Over the Web
290,000	SPS Commerce (a)	12,374,300
	Supply Chain Management Software Delivered Via the Web
178,000	Concur Technologies (a)	12,221,480
	Web-enabled Cost & Expense Management Software
158,542	RealPage (a)	3,283,405
	Software for Managing Rental Properties Delivered Via the Web
310,000	Exa (a)	2,951,200
	Simulation Software
160,200	InContact	1,296,018
	Call Center Systems Delivered Via the Web & Telco Services
364,000	Velti (a)(b)	720,720
	Mobile Marketing Software Platform
28,561	Envestnet	500,103
	Technology Platform for Investment Advisors
		113,176,096
	> Instrumentation 4.8%
164,000	Mettler-Toledo International (a)	34,968,080
	Laboratory Equipment
504,000	IPG Photonics (b)	33,470,640
	Fiber Lasers
274,000	Trimble Navigation (a)	8,209,040
	GPS-based Instruments
		76,647,760
	> Semiconductors & Related Equipment 3.8%
628,000	Microsemi (a)	14,550,760
	Analog/Mixed Signal Semiconductors
238,000	Ultratech (a)	9,408,140
	Semiconductor Equipment
1,189,000	Atmel (a)	8,275,440
	Microcontrollers, Radio Frequency & Memory Semiconductors
333,000	Monolithic Power Systems	8,115,210
	High Performance Analog & Mixed Signal Integrated Circuits
874,000	ON Semiconductor (a)	7,236,720
	Mixed Signal & Power Management Semiconductors
978,000	TriQuint Semiconductor (a)	4,938,900
	Radio Frequency Semiconductors
118,000	Semtech (a)	4,176,020
	Analog Semiconductors
45,000	Hittite Microwave (a)	2,725,200
	Radio Frequency, Microwave & Millimeterwave Semiconductors
		59,426,390
	> Telephone & Data Services 2.2%
1,325,000	tw telecom (a)	33,376,750
	Fiber Optic Telephone/Data Services
364,000	Boingo Wireless (a)(b)	2,009,280
	Wholesale & Retail WiFi Networks
		35,386,030
	> Computer Hardware & Related Equipment 2.1%
1,242,000	II-VI (a)	21,163,680
	Laser Optics & Specialty Materials
146,000	Nice Systems - ADR (Israel) (a)	5,377,180
	Audio & Video Recording Solutions
67,000	Rogers (a)	3,190,540
	Printed Circuit Materials & High-performance Foams
88,000	Netgear (a)	2,948,880
	Networking Products for Small Business & Home
		32,680,280
	> Computer Services 2.1%
506,000	ExlService Holdings (a)	16,637,280
	Business Process Outsourcing
327,000	WNS - ADR (India) (a)	4,819,980
	Offshore BPO (Business Process Outsourcing) Services
175,000	Virtusa (a)	4,158,000
	Offshore IT Outsourcing
582,000	RCM Technologies	3,526,920
	Technology & Engineering Services
706,766	Hackett Group	3,229,921
	IT Integration & Best Practice Research
		32,372,101
	> Gaming Equipment & Services 2.0%
600,000	Bally Technologies (a)	31,182,000
	Slot Machines & Software

	> Telecommunications Equipment 1.7%
740,000	Ixia (a)	16,013,600
	Telecom Network Test Equipment
666,000	Finisar (a)	8,784,540
	Optical Subsystems & Components
294,278	Infinera (a)	2,059,946
	Optical Networking Equipment
		26,858,086
	> Mobile Communications 1.2%
273,000	SBA Communications (a)	19,661,460
	Communications Towers

	> Financial Processors 0.7%
139,000	Global Payments	6,902,740
	Credit Card Processor
153,000	Liquidity Services (a)(b)	4,560,930
	E-Auctions for Surplus & Salvage Goods
		11,463,670

Number of Shares		Value
	> Contract Manufacturing 0.3%
215,000	Plexus (a)	$5,226,650
	Electronic Manufacturing Services

	> Business Information & Marketing Services 0.1%
155,948	RPX	2,200,426
	Patent Aggregation & Defensive Patent Consulting
Information: Total		446,280,949

Industrial Goods & Services 19.1%
	> Machinery 14.8%
718,200	Nordson	47,365,290
	Dispensing Systems for Adhesives & Coatings
984,000	Ametek	42,666,240
	Aerospace/Industrial Instruments
760,000	ESCO Technologies	31,053,600
	Automatic Electric Meter Readers
855,000	Donaldson	30,942,450
	Industrial Air Filtration
606,000	HEICO	20,791,860
	FAA Approved Aircraft Replacement Parts
436,000	Moog (a)	19,981,880
	Motion Control Products for Aerospace, Defense & Industrial Markets
237,000	Toro	10,911,480
	Turf Maintenance Equipment
224,000	Kennametal	8,744,960
	Consumable Cutting Tools
207,000	Polypore International (a)(b)	8,317,260
	Battery Separators & Filtration Media
166,963	Generac	5,900,472
	Standby Power Generators
26,000	Middleby (a)	3,955,900
	Manufacturer of Cooking Equipment
97,000	Dorman Products	3,609,370
	Aftermarket Auto Parts Distributor
		234,240,762
	> Industrial Materials & Specialty Chemicals 1.5%
539,000	Drew Industries	19,571,090
	RV & Manufactured Home Components
164,000	Polyone	4,003,240
	Intermediate Stage Chemicals Producer
		23,574,330
	> Electrical Components 1.3%
190,000	Acuity Brands	13,176,500
	Commercial Lighting Fixtures
386,000	Thermon (a)	8,573,060
	Global Engineered Thermal Solutions
		21,749,560
	> Other Industrial Services 0.7%
188,000	Forward Air	7,010,520
	Freight Transportation Between Airports
496,643	Acorn Energy (b)	3,650,326
	Frac Well Exploration/Monitoring Device, Sonar Security, Electric Grid Monitoring
		10,660,846
	> Construction 0.4%
164,000	Fortune Brands Home & Security (a)	6,138,520
	Home Building Supplies & Small Locks

	> Industrial Distribution 0.2%
41,000	WESCO International	2,977,010
	Industrial Distributor

	> Waste Management 0.2%
82,000	Waste Connections	2,950,360
	Solid Waste Management
Industrial Goods & Services: Total		302,291,388

Consumer Goods & Services 16.4%
	> Travel 6.4%
907,722	Ryman Hospitality Properties (b)	41,528,281
	Convention Hotels
1,183,950	Avis Budget Group (a)	32,949,329
	Second Largest Car Rental Company
614,000	Hertz (a)	13,667,640
	Largest U.S. Rental Car Operator
173,000	Choice Hotels	7,319,630
	Franchisor of Budget Hotel Brands
135,000	HomeAway (a)	4,387,500
	Vacation Rental Online Marketplace
29,000	Vail Resorts	1,807,280
	Ski Resort Operator & Developer
		101,659,660
	> Retail 4.3%
805,000	Pier 1 Imports	18,515,000
	Home Furnishing Retailer
362,500	Abercrombie & Fitch	16,747,500
	Teen Apparel Retailer
198,000	lululemon athletica (a)	12,345,300
	Premium Active Apparel Retailer
224,000	Shutterfly (a)	9,894,080
	Internet Photo-centric Retailer
113,000	Casey’s General Stores	6,587,900
	Owner/Operator of Convenience Stores
351,000	Saks (a)	4,025,970
	Luxury Department Store Retailer
		68,115,750
	> Furniture & Textiles 2.0%
688,000	Interface	13,223,360
	Modular Carpet
658,502	Knoll	11,938,641
	Office Furniture
243,814	Caesarstone (Israel) (a)	6,436,690
	Quartz Countertops
		31,598,691
	> Consumer Goods Distribution 1.1%
358,000	Pool	17,184,000
	Swimming Pool Supplies & Equipment Distributor

	> Other Consumer Services 0.6%
233,000	Lifetime Fitness (a)	9,967,740
	Sport & Fitness Club Operator

Number of Shares		Value
	> Casinos & Gaming 0.6%
635,000	Pinnacle Entertainment (a)	$9,283,700
	Regional Casino Operator

	> Nondurables 0.6%
238,000	Helen of Troy (a)	9,129,680
	Personal Care, Housewares, Healthcare & Home Environment Products

	> Other Durable Goods 0.5%
187,000	Cavco Industries (a)	8,895,590
	Manufactured Homes

	> Apparel 0.2%
475,000	Quiksilver	2,883,250
	Action Sports Lifestyle Branded Apparel & Footwear

	> Food & Beverage 0.1%
136,000	Boulder Brands (a)	1,221,280
	Healthy Food Products

	> Educational Services —%
34,350	ITT Educational Services (a)(b)	473,343
	Postsecondary Degree Services
Consumer Goods & Services: Total		260,412,684

Finance 13.8%
	> Banks 7.2%
801,000	MB Financial	19,360,170
	Chicago Bank
993,000	Associated Banc-Corp	15,083,670
	Midwest Bank
164,000	SVB Financial Group (a)	11,634,160
	Bank to Venture Capitalists
392,597	Lakeland Financial	10,478,414
	Indiana Bank
173,000	City National	10,191,430
	Bank & Asset Manager
487,000	TCF Financial	7,285,520
	Great Lakes Bank
228,000	Hancock Holding	7,049,760
	Gulf Coast Bank
1,345,200	First Busey	6,147,564
	Illinois Bank
566,750	Valley National Bancorp (b)	5,803,520
	New Jersey/New York Bank
738,000	First Commonwealth	5,505,480
	Western Pennsylvania Bank
191,000	Eagle Bancorp (a)	4,180,990
	Metro Washington, D.C. Bank
695,000	TrustCo Bank	3,878,100
	New York State Bank
171,826	Sandy Spring Bancorp	3,453,702
	Baltimore, Washington, D.C. Bank
774,247	Guaranty Bancorp (a)	1,625,919
	Colorado Bank
82,000	TriCo Bancshares	1,402,200
	California Central Valley Bank
89,700	Hudson Valley	1,337,427
	Metro New York City Bank
		114,418,026
	> Finance Companies 4.6%
287,000	World Acceptance (a)(b)	24,644,690
	Personal Loans
569,208	CAI International (a)	16,404,575
	International Container Leasing
389,000	Textainer Group Holdings	15,384,950
	Top International Container Leasor
315,000	McGrath Rentcorp	9,796,500
	Temporary Space & IT Rentals
189,000	H & E Equipment Services	3,855,600
	Heavy Equipment Leasing
91,000	Marlin Business Services	2,110,290
	Small Equipment Leasing
		72,196,605
	> Savings & Loans 1.1%
548,487	ViewPoint Financial	11,030,074
	Texas Thrift
128,000	Berkshire Hills Bancorp	3,269,120
	Northeast Thrift
157,073	Simplicity Bancorp	2,360,807
	Los Angeles Savings & Loan
		16,660,001
	> Insurance 0.5%
35,000	Enstar Group (a)	4,350,150
	Insurance/Reinsurance & Related Services
45,000	Allied World Holdings	4,172,400
	Commerical Lines Insurance/Reinsurance
		8,522,550
	> Brokerage & Money Management 0.4%
139,000	SEI Investments	4,010,150
	Mutual Fund Administration & Investment Management
200,000	Kennedy-Wilson Holdings	3,102,000
	Global Distress Real Estate
		7,112,150
Finance: Total		218,909,332

Health Care 9.3%
	> Biotechnology & Drug Delivery 5.5%
645,000	Seattle Genetics (a)	22,903,950
	Antibody-based Therapies for Cancer
228,000	BioMarin Pharmaceutical (a)	14,195,280
	Biotech Focused on Orphan Diseases
210,553	Synageva Biopharma (a)	11,563,571
	Biotech Focused on Orphan Diseases
91,000	Onyx Pharmaceuticals (a)	8,086,260
	Commercial-stage Biotech Focused on Cancer
729,000	NPS Pharmaceuticals (a)	7,428,510
	Orphan Drugs & Healthy Royalties
388,000	ARIAD Pharmaceuticals (a)	7,018,920
	Biotech Focused on Cancer
186,000	Sarepta Therapeutics (a)(b)	6,872,700
	Biotech Focused on Rare Diseases
145,000	Alnylam Pharmaceuticals	3,533,650
	Biotech Developing Drugs for Rare Diseases

Number of Shares		Value
	> Biotechnology & Drug Delivery—continued
364,000	InterMune (a)	$3,294,200
	Drugs for Pulmonary Fibrosis & Hepatitis C
419,511	Chelsea Therapeutics International (a)(b)	855,803
	Biotech Focused on Rare Diseases
67,263	Coronado Biosciences	653,796
	Development-stage Biotech
18,181	Metabolex (a)(c)(d)	1,818
	Diabetes Drug Development
		86,408,458
	> Medical Supplies 1.8%
574,600	Cepheid (a)	22,047,402
	Molecular Diagnostics
87,000	Techne	5,902,950
	Cytokines, Antibodies & Other Reagents for Life Science
		27,950,352
	> Medical Equipment & Devices 1.0%
224,012	Sirona Dental Systems (a)	16,516,405
	Manufacturer of Dental Equipment

	> Pharmaceuticals 0.5%
584,000	Akorn (a)	8,076,720
	Develops, Manufactures & Sells Specialty Generic Drugs
121,180	Alimera Sciences (a)(b)	372,022
	Ophthalmology-focused Pharmaceutical Company
		8,448,742
	> Health Care Services 0.5%
604,900	Health Management Associates (a)	7,785,063
	Non-urban Hospitals
Health Care: Total		147,109,020

Other Industries 6.9%
	> Real Estate 6.1%
832,000	Extra Space Storage	32,672,640
	Self Storage Facilities
496,200	Biomed Realty Trust	10,717,920
	Life Science-focused Office Buildings
986,800	EdR	10,391,004
	Student Housing
491,000	Associated Estates Realty	9,152,240
	Multifamily Properties
356,738	Dupont Fabros Technology	8,658,031
	Data Centers
1,255,000	Kite Realty Group	8,458,700
	Community Shopping Centers
871,000	DCT Industrial Trust	6,445,400
	Industrial Properties
91,000	Post Properties	4,286,100
	Multifamily Properties
182,000	St. Joe (a)(b)	3,867,500
	Florida Panhandle Landowner
42,628	Coresite Realty	1,491,128
	Data Centers
		96,140,663
	> Transportation 0.8%
468,091	Rush Enterprises, Class A (a)	11,290,355
105,000	Rush Enterprises, Class B (a)	2,163,000
	Truck Sales & Service
		13,453,355
Other Industries: Total		109,594,018

Energy & Minerals 4.5%
	> Oil Services 2.4%
660,000	Atwood Oceanics (a)	34,676,400
	Offshore Drilling Contractor
74,000	Hornbeck Offshore	3,438,040
	Supply Vessel Operator in U.S. Gulf of Mexico
		38,114,440
	> Oil & Gas Producers 1.4%
166,000	PDC Energy (a)	8,228,620
	Oil & Gas Producer in U.S.
90,000	SM Energy	5,329,800
	Oil & Gas Producer
83,000	Rosetta Resources (a)	3,949,140
	Oil & Gas Producer Exploring in Texas
158,000	Approach Resources (a)	3,888,380
	Oil & Gas Producer in West Texas Permian
464,000	Quicksilver Resources (a)(b)	1,044,000
	Natural Gas & Coal Seam Gas Producer
		22,439,940
	> Mining 0.7%
70,000	Core Labs (Netherlands)	9,654,400
	Oil & Gas Reservoir Consulting
546,000	Alexco Resource (a)	1,812,720
	Mining, Exploration & Environmental Services
		11,467,120
Energy & Minerals: Total		72,021,500

Total Equities: 98.2% (Cost: $910,415,604)		1,556,618,891	(e)(f)

Short-Term Investments: 1.7%
26,910,566	J.P. Morgan U.S. Government Money Market Fund - Agency Shares (7 day yield of 0.01%)	26,910,566
Total Short-Term Investments: 1.7% (Cost: $26,910,566)		26,910,566

Number of Shares		Value
Securities Lending Collateral: 4.0%
62,924,490	Dreyfus Government Cash Management Fund - Institutional Shares (7 day yield of 0.01%) (g)	$62,924,490
Total Securities Lending Collateral: 4.0% (Cost: $62,924,490)		62,924,490

Total Investments: 103.9% (Cost: $1,000,250,660)(h)		1,646,453,947	(i)

Obligation to Return Collateral for Securities Loaned: (4.0)%		(62,924,490)

Cash and Other Assets Less Liabilities: 0.1%		1,265,884

Net Assets: 100.0%		$1,584,795,341

ADR - American Depositary Receipts

> Notes to Statement of Investments

(a)         Non-income producing security.

(b)         All or a portion of this security was on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $61,666,096.

(c)          Illiquid security.

(d)         Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. This security is valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2013, the market value of this security amounted to $1,818, which represented less than 0.01% of total net assets. Additional information on this security is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Metabolex	2/11/00	18,181	$1,999,910	$1,818

(e)          An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Security	Balance of Shares Held 12/31/12	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/13	Value	Dividend
RCM Technologies (1)	640,000	—	58,000	582,000	$3,526,920	$—

(1)         At March 31, 2013, the Fund owned less than five percent of the company’s outstanding voting shares.

(f)           On March 31, 2013, the market value of foreign securities represented 1.66% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Israel	$11,813,870	0.75
Netherlands	9,654,400	0.61
India	4,819,980	0.30
Total Foreign Portfolio	$26,288,250	1.66

(g)          Investment made with cash collateral received from securities lending activity.

(h)         At March 31, 2013, for federal income tax purposes, the cost of investments was $1,000,250,660 and net unrealized appreciation was $646,203,287 consisting of gross unrealized appreciation of $693,222,777 and gross unrealized depreciation of $47,019,490.

(i)             Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

> Notes to Statement of Investments

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2013, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$446,280,949	$—	$—	$446,280,949
Industrial Goods & Services	302,291,388	—	—	302,291,388
Consumer Goods & Services	260,412,684	—	—	260,412,684
Finance	218,909,332	—	—	218,909,332
Health Care	147,107,202	—	1,818	147,109,020
Other Industries	109,594,018	—	—	109,594,018
Energy & Minerals	72,021,500	—	—	72,021,500
Total Equities	1,556,617,073	—	1,818	1,556,618,891
Total Short-Term Investments	26,910,566	—	—	26,910,566
Total Securities Lending Collateral	62,924,490	—	—	62,924,490
Total Investments	$1,646,452,129	$—	$1,818	$1,646,453,947

There were no transfers of financial assets between levels 1 and 2 during the period.

The fund does not hold any significant investments categorized as Level 3.

Certain common stock classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include but are not limited to trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company’s capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Columbia Acorn International Select

Statement of Investments (Unaudited), March 31, 2013

Number of Shares		Value
	Equities: 92.0%
Asia 56.7%
	> Japan 18.4%
4,520,000	Seven Bank	$14,553,897
	ATM Processing Services
936,100	Start Today (a)	11,883,354
	Online Japanese Apparel Retailer
632,000	NGK Spark Plug	9,692,794
	Automobile Parts
134,000	Itochu Techno-Science	6,634,107
	IT Network Equipment Sales & Services
79,000	Rinnai	5,632,126
	Gas Appliances for Household & Commercial Use
440	Nippon Prologis REIT (b)	4,790,992
	Logistics REIT in Japan
95,000	Familymart	4,342,205
	Japanese Convenience Store Operator
210,000	Park24	4,111,339
	Parking Lot Operator
59,000	FP Corporation	3,948,378
	Disposable Food Trays & Containers
2,655	Orix JREIT	3,749,186
	Diversified REIT
		69,338,378
	> Singapore 15.2%
11,081,000	Ascendas REIT	23,284,403
	Industrial Property Landlord
13,429,001	Mapletree Industrial Trust	15,211,630
	Industrial Property Landlord
11,748,000	Mapletree Logistics Trust	11,516,658
	Industrial Property Landlord
2,349,000	CDL Hospitality Trust	3,888,873
	Hotel Owner/Operator
3,012,000	Mapletree Commercial Trust	3,268,353
	Retail & Office Property Landlord
		57,169,917
	> Taiwan 11.9%
9,985,000	Far EasTone Telecom	22,644,901
	Taiwan’s Third Largest Mobile Operator
4,242,000	Taiwan Mobile	14,356,530
	Taiwan’s Second Largest Mobile Operator
3,947,000	CTCI Corp	7,625,477
	International Engineering Firm
		44,626,908
	> Korea 5.1%
157,000	Kepco Plant Service & Engineering	7,918,706
	Power Plant & Grid Maintenance
88,800	Coway (b)	3,942,764
	Household Appliance Rental Service Provider
51,000	Hyundai Motor	3,913,754
	Global Automaker
118,360	Hite Jinro	3,466,504
	Beer & Spirits Manufacturer
		19,241,728
	> Indonesia 2.8%
11,903,000	Archipelago Resources (a)(b)	10,444,671
	Gold Mining Projects in Indonesia, Vietnam & the Philippines

	> Hong Kong 2.2%
2,391,000	Melco International	4,158,876
	Macau Casino Operator
4,932,000	Mapletree Greater China Commercial Trust (b)	4,135,349
	Retail & Office Property Landlord
		8,294,225
	> China 1.1%
2,770,000	Want Want	4,267,065
	Chinese Branded Consumer Food Company
Asia: Total		213,382,892

Other Countries 16.0%
	> Australia 7.6%
3,214,907	Challenger Financial	12,943,345
	Largest Annuity Provider
1,089,000	IAG	6,496,608
	General Insurance Provider
1,213,715	Regis Resources (b)	5,265,989
	Gold Mining in Australia
3,310,000	Commonwealth Property Office Fund	3,831,342
	Australia Prime Office REIT
		28,537,284
	> United States 2.9%
82,000	Atwood Oceanics (b)	4,308,280
	Offshore Drilling Contractor
66,000	SM Energy	3,908,520
	Oil & Gas Producer
161,000	Allied Nevada Gold (b)	2,650,060
	Gold & Silver Mining
		10,866,860
	> South Africa 2.8%
95,700	Naspers	5,961,931
	Media in Africa, China, Russia & Other Emerging Markets
846,448	Coronation Fund Managers	4,418,508
	South African Fund Manager
		10,380,439
	> Canada 1.7%
91,400	CCL Industries	5,389,438
	Largest Global Label Converter
21,500	Goldcorp	723,045
	Gold Mining
25,180	Alamos Gold	345,780
	Gold Mining
		6,458,263
	> Israel 1.0%
307,000	Israel Chemicals	3,978,149
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals
Other Countries: Total		60,220,995

Number of Shares		Value
Europe 13.2%
	> United Kingdom 4.8%
812,116	JLT Group	$10,501,080
	International Business Insurance Broker
74,000	Intertek Group	3,815,065
	Testing, Inspection, Certification Services
314,515	Smith & Nephew	3,631,962
	Medical Equipment & Supplies
		17,948,107
	> Denmark 2.0%
14,400	SimCorp (a)	3,869,145
	Software for Investment Managers
113,356	Jyske Bank (b)	3,868,593
	Danish Bank
		7,737,738
	> Switzerland 1.6%
24,000	Partners Group	5,923,523
	Private Markets Asset Management

	> Iceland 1.2%
3,488,000	Marel	4,370,397
	Largest Manufacturer of Poultry & Fish Processing Equipment

	> Germany 1.1%
150,000	Wirecard	4,143,583
	Online Payment Processing & Risk Management

	> France 1.0%
65,000	Neopost (a)	3,893,974
	Postage Meter Machines

	> Sweden 1.0%
140,000	Hexagon	3,823,374
	Design, Measurement & Visualization Software & Equipment

	> Netherlands 0.5%
176,586	Imtech (a)	1,998,505
	Technical Installation & Maintenance
Europe: Total		49,839,201

Latin America 6.1%
	> Guatemala 2.8%
588,000	Tahoe Resources (b)	10,343,614
	Silver Project in Guatemala

	> Brazil 1.7%
6,667,760	Beadell Resources (b)	6,338,654
	Gold Mining in Brazil

	> Mexico 1.1%
200,326	Fresnillo	4,127,464
	Silver & Metal Byproduct Mining in Mexico

	> Uruguay 0.5%
191,666	Union Agriculture Group (b)(c)(d)	1,958,826
	Farmland Operator in Uruguay

	> Colombia —%
1,880,000	Santa Maria Petroleum (b)(c)	124,365
	Explores for Oil & Gas in Latin America
Latin America: Total		22,892,923

Total Equities: 92.0% (Cost: $287,246,172)		346,336,011	(e)

Short-Term Investments: 7.2%
27,038,077	J.P. Morgan U.S. Government Money Market Fund - Agency Shares (7 day yield of 0.01%)	27,038,077
Total Short-Term Investments: 7.2% (Cost: $27,038,077)		27,038,077

Securities Lending Collateral: 3.0%
11,365,268	Dreyfus Government Cash Management Fund - Institutional Shares (7 day yield of 0.01%) (f)	11,365,268

Total Securities Lending Collateral: 3.0% (Cost: $11,365,268)		11,365,268

Total Investments: 102.2% (Cost: $325,649,517)(g)		384,739,356	(h)

Obligation to Return Collateral for Securities Loaned: (3.0)%		(11,365,268)

Cash and Other Assets Less Liabilities: 0.8%		3,020,912

Net Assets: 100.0%		$376,395,000

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)         All or a portion of this security was on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $10,786,994.

(b)         Non-income producing security.

(c)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2013, the market value of these securities amounted to $2,083,191, which represented 0.55% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	191,666	$2,200,000	$1,958,826
Santa Maria Petroleum	1/14/11	1,880,000	2,375,897	124,365
			$4,575,897	$2,083,191

> Notes to Statement of Investments

(d)         Illiquid security.

(e)          On March 31, 2013, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$69,338,378	18.4
Singapore Dollar	61,305,266	16.3
Taiwan Dollar	44,626,908	11.9
Australian Dollar	34,875,938	9.3
British Pound	32,520,242	8.6
South Korean Won	19,241,728	5.1
Other currencies less than 5% of total net assets	84,427,551	22.4
Total Equities	$346,336,011	92.0

(f)           Investment made with cash collateral received from securities lending activity.

(g)          At March 31, 2013, for federal income tax purposes, the cost of investments was $325,649,517 and net unrealized appreciation was $59,089,839 consisting of gross unrealized appreciation of $71,486,087 and gross unrealized depreciation of $12,396,248.

(h)         Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

At March 31, 2013, the Fund had entered into the following forward foreign currency exchange contract:

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation (Depreciation)
USD	ZAR	102,021,700	$11,000,000	4/15/13	$(75,534)

The counterparty for all forward foreign currency exchange contracts is State Street Bank and Trust Company.

USD - United States Dollar

ZAR - South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

> Notes to Statement of Investments

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2013, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$—	$213,382,892	$—	$213,382,892
Other Countries	17,325,123	42,895,872	—	60,220,995
Europe	—	49,839,201	—	49,839,201
Latin America	10,343,614	10,590,483	1,958,826	22,892,923
Total Equities	27,668,737	316,708,448	1,958,826	346,336,011
Total Short-Term Investments	27,038,077	—	—	27,038,077
Total Securities Lending Collateral	11,365,268	—	—	11,365,268
Total Investments	$66,072,082	$316,708,448	$1,958,826	$384,739,356

Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(75,534)	—	(75,534)
Total	$66,072,082	$316,632,914	$1,958,826	$384,663,822

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

There were no transfers of financial assets between levels 1 and 2 during the period.

The Fund does not hold any significant investments categorized as Level 3.

Certain common stock classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include but are not limited to trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company’s capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Columbia Acorn Select

Statement of Investments (Unaudited), March 31, 2013

Number of Shares		Value
	Equities: 98.7%
Information 23.3%
	> Mobile Communications 7.3%
488,000	Crown Castle International (a)	$33,984,320
	Communications Towers
377,000	SBA Communications (a)	27,151,540
	Communications Towers
17,458,546	Globalstar (a)(b)	5,499,442
	Satellite Mobile Voice & Data Carrier
		66,635,302
	> Computer Services 4.5%
2,783,000	WNS - ADR (India) (a)(c)	41,021,420
	Offshore BPO (Business Process Outsourcing) Services

	> Computer Hardware & Related Equipment 3.9%
474,000	Amphenol	35,384,100
	Electronic Connectors

	> Instrumentation 2.5%
107,000	Mettler-Toledo International (a)	22,814,540
	Laboratory Equipment

	> Contract Manufacturing 2.4%
1,880,000	Sanmina (a)	21,356,800
	Electronic Manufacturing Services

	> Telecommunications Equipment 1.6%
165,000	F5 Networks (a)	14,698,200
	Internet Traffic Management Equipment

	> Business Software 0.7%
74,000	Ansys (a)	6,025,080
	Simulation Software for Engineers & Designers

	> Semiconductors & Related Equipment 0.4%
575,000	Atmel (a)	4,002,000
	Microcontrollers, Radio Frequency & Memory Semiconductors
Information: Total		211,937,442

Industrial Goods & Services 23.2%
	> Machinery 17.4%
1,270,000	Ametek	55,067,200
	Aerospace/Industrial Instruments
988,000	Donaldson	35,755,720
	Industrial Air Filtration
412,000	Pall	28,168,440
	Life Science, Water & Industrial Filtration
615,000	Kennametal	24,009,600
	Consumable Cutting Tools
240,000	Nordson	15,828,000
	Dispensing Systems for Adhesives & Coatings
		158,828,960
	> Outsourcing Services 2.6%
839,000	Quanta Services (a)	23,978,620
	Electrical & Telecom Construction Services

	> Industrial Materials & Specialty Chemicals 1.7%
265,000	FMC Corporation	15,112,950
	Niche Specialty Chemicals

	> Industrial Distribution 0.8%
74,233	Airgas	7,360,944
	Industrial Gas Distributor

	> Other Industrial Services 0.7%
160,000	Forward Air	5,966,400
	Freight Transportation Between Airports
Industrial Goods & Services: Total		211,247,874

Consumer Goods & Services 18.6%
	> Travel 12.3%
2,260,000	Hertz (a)	50,307,600
	Largest U.S. Rental Car Operator
875,783	Ryman Hospitality Properties (b)	40,067,072
	Convention Hotels
238,000	Vail Resorts	14,832,160
	Ski Resort Operator & Developer
155,000	Choice Hotels	6,558,050
	Franchisor of Budget Hotel Brands
		111,764,882
	> Retail 3.6%
345,000	Abercrombie & Fitch	15,939,000
	Teen Apparel Retailer
129,000	ULTA (a)	10,470,930
	Specialty Beauty Product Retailer
107,000	lululemon athletica (a)	6,671,450
	Premium Active Apparel Retailer
		33,081,380
	> Other Consumer Services 1.2%
170,000	Lifetime Fitness (a)	7,272,600
	Sport & Fitness Club Operator
1,300,000	IFM Investments (Century 21 China RE) - ADR (China) (a)(c)	3,484,000
	Provide Real Estate Services in China
		10,756,600
	> Casinos & Gaming 1.1%
119,425,000	RexLot Holdings (China)	10,482,209
	Lottery Equipment Supplier in China

	> Educational Services 0.3%
198,000	ITT Educational Services (a)(b)	2,728,440
	Postsecondary Degree Services

	> Food & Beverage 0.1%
1,500,000	GLG Life Tech (Canada) (a)(d)	498,750
	Produce an All-natural Sweetener Extracted from the Stevia Plant
Consumer Goods & Services: Total		169,312,261

Finance 16.9%
	> Insurance 5.1%
4,100,000	CNO Financial Group	46,945,000
	Life, Long-term Care & Medical Supplement Insurance

Number of Shares		Value
	> Banks 4.8%
480,000	City National	$28,276,800
	Bank & Asset Manager
1,043,000	Associated Banc-Corp	15,843,170
	Midwest Bank
		44,119,970
	> Credit Cards 4.8%
970,000	Discover Financial Services	43,494,800
	Credit Card Company

	> Brokerage & Money Management 2.2%
687,000	SEI Investments	19,819,950
	Mutual Fund Administration & Investment Management
Finance: Total		154,379,720

Energy & Minerals 8.5%
	> Oil & Gas Producers 5.1%
690,000	Pacific Rubiales Energy (Colombia)	14,562,780
	Oil Production & Exploration in Colombia
3,600,000	Canacol (Colombia) (a)	11,800,955
	Oil Producer in South America
21,700,000	Shamaran Petroleum (Iraq) (a)	7,049,269
	Oil Exploration & Production in Kurdistan
33,700,000	Petrodorado Energy (Colombia) (a)(c)	5,971,354
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay
24,000,000	Canadian Overseas Petroleum (United Kingdom) (a)(c)(e)	5,443,323
12,000,000	Canadian Overseas Petroleum - Warrants (United Kingdom) (a)(d)(e)	342,322
	Oil & Gas Exploration/Production in the North Sea
12,000,000	Petromanas (Canada) (a)	1,240,341
	Exploring for Oil in Albania
		46,410,344
	> Agricultural Commodities 1.9%
1,742,424	Union Agriculture Group (Uruguay) (a)(d)(e)	17,807,574
	Farmland Operator in Uruguay

	> Mining 0.9%
1,550,000	Kirkland Lake Gold (Canada) (a)(b)	8,208,889
	Gold Mining

	> Alternative Energy 0.5%
1,165,000	Real Goods Solar (a)(b)	2,097,000
	Residential Solar Energy Installer
2,000,000	Synthesis Energy Systems (China) (a)	2,080,000
	Owner/Operator of Gasification Plants
		4,177,000
	> Oil Services 0.1%
8,259,800	Tuscany International Drilling (Colombia) (a)	1,057,020
	South America Based Drilling Rig Contractor
Energy & Minerals: Total		77,660,827

Health Care 4.8%
	> Medical Supplies 3.3%
163,000	Henry Schein (a)	15,085,650
	Largest Distributor of Healthcare Products
385,000	Cepheid (a)	14,772,450
	Molecular Diagnostics
		29,858,100
	> Biotechnology & Drug Delivery 1.5%
388,000	Seattle Genetics (a)	13,777,880
	Antibody-based Therapies for Cancer
Health Care: Total		43,635,980

Other Industries 3.4%
	> Real Estate 3.4%
924,000	Biomed Realty Trust	19,958,400
	Life Science-focused Office Buildings
456,000	Dupont Fabros Technology	11,067,120
	Data Centers
		31,025,520
Other Industries: Total		31,025,520

Total Equities: 98.7% (Cost: $595,910,291)		899,199,624	(f)

Short-Term Investments: 1.2%
10,843,811	J.P. Morgan U.S. Government Money Market Fund - Agency Shares (7 day yield of 0.01%)	10,843,811
Total Short-Term Investments: 1.2% (Cost: $10,843,811)		10,843,811

Number of Shares		Value
Securities Lending Collateral: 2.3%
20,974,050	Dreyfus Government Cash Management Fund - Institutional Shares (7 day yield of 0.01%) (g)	$20,974,050
Total Securities Lending Collateral: 2.3% (Cost: $20,974,050)		20,974,050
Total Investments: 102.2% (Cost: $627,728,152)(h)		931,017,485	(i)
Obligation to Return Collateral for Securities Loaned: (2.3)%		(20,974,050)
Cash and Other Assets Less Liabilities: 0.1%		650,160
Net Assets: 100.0%		$910,693,595

ADR - American Depositary Receipts

> Notes to Statement of Investments

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $20,389,449.

(c)  An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Security	Balance of Shares Held 12/31/12	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/13	Value	Dividend
Canadian Overseas Petroleum	24,000,000	—	—	24,000,000	$5,443,323	$—
Globalstar (1)	19,000,000	—	1,541,454	17,458,546	5,499,442	—
IFM Investments (Century 21 China RE) - ADR	1,300,000	—	—	1,300,000	3,484,000	—
Petrodorado Energy	33,700,000	—	—	33,700,000	5,971,354	—
WNS - ADR	3,034,100	—	251,100	2,783,000	41,021,420	—
Total of Affiliated Transactions	81,034,100	—	1,792,554	79,241,546	$61,419,539	$—

(1)  At March 31, 2013, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at March 31, 2013, were $62,543,814 and $55,920,097, respectively. Investments in affiliated companies represented 6.14% of the Fund’s total net assets at March 31, 2013.

(d)  Illiquid security.

(e)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2013, the market value of these securities amounted to $23,593,219, which represented 2.59% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	1,742,424	$20,000,000	$17,807,574
Canadian Overseas Petroleum	11/24/10	24,000,000	10,260,435	5,443,323
Canadian Overseas Petroleum - Warrants	11/24/10	12,000,000	1,501,964	342,322
			$31,762,399	$23,593,219

> Notes to Statement of Investments

(f)  On March 31, 2013, the market value of foreign securities represented 14.39% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
India	$41,021,420	4.50
Colombia	33,392,109	3.67
Uruguay	17,807,574	1.96
China	16,046,209	1.76
Canada	9,947,980	1.09
Iraq	7,049,269	0.77
United Kingdom	5,785,645	0.64
Total Foreign Portfolio	$131,050,206	14.39

(g)  Investment made with cash collateral received from securities lending activity.

(h)  At March 31, 2013, for federal income tax purposes, the cost of investments was $627,728,152 and net unrealized appreciation was $303,289,333 consisting of gross unrealized appreciation of $379,837,422 and gross unrealized depreciation of $76,548,089.

(i)  Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

> Notes to Statement of Investments

The following table summarizes the inputs used, as of March 31, 2013, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$211,937,442	$—	$—	$211,937,442
Industrial Goods & Services	211,247,874	—	—	211,247,874
Consumer Goods & Services	158,331,302	10,980,959	—	169,312,261
Finance	154,379,720	—	—	154,379,720
Energy & Minerals	54,067,608	5,785,645	17,807,574	77,660,827
Health Care	43,635,980	—	—	43,635,980
Other Industries	31,025,520	—	—	31,025,520
Total Equities	864,625,446	16,766,604	17,807,574	899,199,624
Total Short-Term Investments	10,843,811	—	—	10,843,811
Total Securities Lending Collateral	20,974,050	—	—	20,974,050
Total Investments	$896,443,307	$16,766,604	$17,807,574	$931,017,485

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model, based on Black Scholes. Securities which have halted or temporarily stopped trading are valued at the last sale and adjusted by a premium or a discount to account for the anticipated re-opening price. These adjustments are determined by the investment manager’s experience with similar securities or situations.

There were no transfers of financial assets between levels 1 and 2 during the period.

Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at 3/31/13	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Equities	$17,807,574	Market comparable companies	Discount for lack of marketability	-5% to +2% (-10%)

Certain common stock classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include but are not limited to trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company’s capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Columbia Thermostat Fund

Statement of Investments (Unaudited), March 31, 2013

Number of Shares		Value
	> Affiliated Bond Funds 69.1%
30,560,305	Columbia Short Term Bond Fund, Class I	$305,908,658
22,780,409	Columbia Income Opportunities Fund, Class I	230,309,932
24,375,926	Columbia Intermediate Bond Fund, Class I	229,864,979
Total Affiliated Bond Funds: (Cost: $758,263,956)		766,083,569

	> Affiliated Stock Funds 29.7%
4,036,039	Columbia Dividend Income Fund, Class I	66,029,601
1,505,345	Columbia Acorn International, Class I	65,843,786
1,476,469	Columbia Acorn Fund, Class I	49,417,426
2,740,284	Columbia Contrarian Core Fund, Class I	49,352,519
2,149,781	Columbia Select Large Cap Growth Fund, Class I (a)	33,343,098
1,162,700	Columbia Acorn Select, Class I (a)	32,974,183
2,114,935	Columbia Large Cap Enhanced Core Fund, Class I	32,908,381
Total Affiliated Stock Funds: (Cost: $266,533,871)		329,868,994

	> Short-Term Investments 0.6%
6,625,255	J.P. Morgan U.S. Government Money Market Fund - Agency Shares (7 day yield of 0.01%)	6,625,255
Total Short-Term Investments: (Cost: $6,625,255)		6,625,255

Total Investments: 99.4% (Cost: $1,031,423,082)(b)		1,102,577,818	(c)

Cash and Other Assets Less Liabilities: 0.6%		6,601,091

Net Assets: 100.0%		$1,109,178,909

> Notes to Statement of Investments

(a)	Non-income producing security.
(b)

At March 31, 2013, for federal income tax purposes, the cost of investments was $1,031,423,082 and net unrealized appreciation was $71,154,736 consisting of gross unrealized appreciation of $71,154,736.

(c)	Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•        Level 1 – quoted prices in active markets for identical securities

•        Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•        Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include mutual funds whose NAVs are published each day.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

> Notes to Statement of Investments

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2013, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Affiliated Bond Funds	$766,083,569	$—	$—	$766,083,569
Total Affiliated Stock Funds	329,868,994	—	—	329,868,994
Total Short-Term Investments	6,625,255	—	—	6,625,255
Total Investments	$1,102,577,818	$—	$—	$1,102,577,818

There were no transfers of financial assets between levels 1 and 2 during the period.

Columbia Acorn Emerging Markets Fund

Statement of Investments (Unaudited), March 31, 2013

Number of Shares		Value
Equities: 92.9%
Asia 57.6%
	> Taiwan 14.1%
289,000	Far EasTone Telecom	$655,421
	Taiwan’s Third Largest Mobile Operator
201,000	CTCI Corp	388,325
	International Engineering Firm
76,169	Advantech	330,894
	Industrial PC & Components
98,000	Flexium Interconnect	326,686
	Flexible Printed Circuit for Mobile Electronics
126,000	Taiwan Hon Chuan	326,286
	Beverage Packaging (Bottles, Caps, Labels) Manufacturer
15,000	St. Shine Optical	293,398
	World’s Leading Disposable Contact Lens OEM (Original Equipment Manufacturer)
55,000	PC Home	226,979
	Taiwanese Internet Retail Company
63,500	Lung Yen	220,448
	Funeral Services & Columbaria
88,990	Chroma Ate	214,690
	Automatic Test Systems, Testing & Measurement Instruments
11,000	Ginko International	181,737
	Largest Contact Lens Maker in China
39,000	CHC Healthcare	153,896
	Medical Device Distributor
		3,318,760
	> Indonesia 12.0%
966,609	Tower Bersama Infrastructure (a)	602,549
	Communications Towers
6,656,690	Ace Indonesia	570,160
	Home Improvement Retailer
121,500	Mayora Indah	339,674
	Consumer Branded Food Manufacturer
1,420,000	MNC Skyvision (a)	321,482
	Largest Satellite Pay TV Operator in Indonesia
350,164	Archipelago Resources (a)	307,263
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
236,500	Matahari Department Store (a)	267,713
	Largest Department Store Chain in Indonesia
781,440	Surya Citra Media	223,603
	Free to Air TV Station in Indonesia
1,358,000	Indosiar Karya Media (a)	181,964
	Free to Air TV Station in Indonesia
		2,814,408
	> Hong Kong 9.1%
379,000	Melco International	659,228
	Macau Casino Operator
195,589	Lifestyle International	434,910
	Mid- to High-end Department Store Operator in Hong Kong & China
80,527	AAC Technologies	388,264
	Miniature Acoustic Components
231,799	Sa Sa International	224,805
	Cosmetics Retailer
73,250	L’Occitane International	223,246
	Skin Care & Cosmetics Producer
259,000	Mapletree Greater China Commercial Trust (a)	217,165
	Retail & Office Property Landlord
		2,147,618
	> India 7.3%
34,532	United Breweries	444,513
	India’s Largest Brewer
1,986	Bosch	328,763
	Automotive Parts
181,621	Redington India	270,985
	Supply Chain Solutions for IT & Mobile Handsets in Emerging Markets
3,725	TTK Prestige	222,557
	Branded Cooking Equipment
28,042	Yes Bank	221,805
	Commercial Banking in India
9,617	Colgate Palmolive India	219,852
	Consumer Products in Oral Care
		1,708,475
	> Thailand 4.1%
579,900	Home Product Center	333,913
	Home Improvement Retailer
84,400	Robinson’s Department Store	221,199
	Mass-market Department Srore Operator in Thailand
350,700	Samui Airport Property Fund	215,558
	Thai Airport Operator
10,300	Siam Makro	185,564
	General Merchadise Wholesaler in Thailand
		956,234
	> Cambodia 2.8%
784,000	Nagacorp	662,670
	Casino/Entertainment Complex in Cambodia

	> China 2.3%
235,151	Digital China	318,949
	IT Distribution & Systems Integration Services
578,000	AMVIG Holdings	216,679
	Chinese Tobacco Packaging Material Supplier
		535,628
	> Philippines 2.0%
104,387	International Container Terminal Services	235,430
	Container Handling Terminals & Port Management
234,865	Manila Water Company	230,722
	Water Utility Company in Philippines
		466,152
	> Korea 1.6%
19,125	Paradise Co	365,310
	Korean ‘Foreigner Only’ Casino Operator

	> Japan 1.4%
28,760	Kansai Paint	319,420
	Paint Producer in Japan, India, China & Southeast Asia

	> Mongolia 0.9%
579,600	Mongolian Mining (a)	213,066
	Coking Coal Mining in Mongolia
Asia: Total		13,507,741

Number of Shares		Value
Latin America 12.7%
	> Brazil 6.9%
24,100	Localiza Rent A Car	$432,924
	Car Rental
320,191	Beadell Resources (a)	304,387
	Gold Mining in Brazil
15,600	Multiplus	225,344
	Loyalty Program Operator in Brazil
13,900	Linx (a)	218,465
	Retail Management Software in Brazil
47,300	Odontoprev	215,580
	Dental Insurance
16,317	Arcos Dorados (b)	215,384
	McDonald’s Master Franchise for Latin America
		1,612,084
	> Mexico 3.3%
2,447	Grupo Aeroportuario del Sureste - ADR	334,431
	Mexican Airport Operator
90,400	Genomma Lab Internacional (a)	221,106
	Develops, Markets & Distributes Consumer Products
77,000	Bolsa Mexicana de Valores	220,500
	Mexico’s Stock Exchange
		776,037
	> Argentina 0.9%
635,500	Madalena Ventures (a)	218,955
	Oil & Gas Exploration in Argentina

	> Colombia 0.8%
135,457	Isagen	188,475
	Leading Colombian Electricity Provider

	> Chile 0.8%
155,147	Grupo Hites	184,268
	Mass Retailer for the Lower Income Strata
Latin America: Total		2,979,819

Europe 11.4%
	> Sweden 2.4%
20,314	Hexagon	554,772
	Design, Measurement & Visualization Software & Equipment

	> Switzerland 2.3%
4,348	Dufry Group (a)	539,550
	Operates Airport Duty Free & Duty Paid Shops

	> Kazakhstan 1.8%
57,785	Halyk Savings Bank of Kazakhstan - GDR (a)	414,896
	Largest Retail Bank & Insurer in Kazakhstan

	> Finland 1.4%
5,016	Vacon	337,563
	Leading Independent Manufacturer of Variable Speed Alternating Current Drives

	> Italy 1.4%
31,152	Pirelli	326,845
	Global Tire Supplier

	> United Kingdom 1.1%
413,481	Cable & Wireless	263,494
	Leading Telecom Service Supplier in the Caribbean

	> Turkey 1.0%
13,675	Bizim Toptan	233,547
	Cash & Carry Stores in Turkey
Europe: Total		2,670,667

Other Countries 11.2%
	> South Africa 6.8%
109,663	Coronation Fund Managers	572,447
	South African Fund Manager
161,832	Rand Merchant Insurance	409,891
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers
18,011	Massmart Holdings	372,646
	General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary
18,556	Mr. Price	236,084
	South African Retailer of Apparel, Household & Sporting Goods
		1,591,068
	> United States 2.9%
9,393	Textainer Group Holdings	371,493
	Top International Container Leasor
6,014	Atwood Oceanics (a)	315,976
	Offshore Drilling Contractor
		687,469
	> Canada 1.5%
17,199	Alliance Grain Traders	219,760
	Global Leader in Pulse Processing & Distribution
67,105	Americas Petrogas (a)	127,492
	Oil & Gas Exploration in Argentina, Potash in Peru
		347,252
Other Countries: Total		2,625,789

Total Equities: 92.9% (Cost: $20,122,537)		21,784,016	(c)

Short-Term Investments: 4.8%
1,131,791	J.P. Morgan U.S. Government Money Market Fund - Agency Shares (7 day yield of 0.01%)	1,131,791
Total Short-Term Investments: 4.8% (Cost: $1,131,791)		1,131,791

Number of Shares		Value
Securities Lending Collateral: 0.6%
149,800	Dreyfus Government Cash Management Fund - Institutional Shares (7 day yield of 0.01%) (d)	$149,800
Total Securities Lending Collateral: 0.6% (Cost: $149,800)		149,800

Total Investments: 98.3% (Cost: $21,404,128)(e)		23,065,607	(f)

Obligation to Return Collateral for Securities Loaned: (0.6)%		(149,800)

Cash and Other Assets Less Liabilities: 2.3%		537,769

Net Assets: 100.0%		$23,453,576

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

> Notes to Statement of Investments

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $141,240.
(c)	On March 31, 2013, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Hong Kong Dollar	$3,341,818	14.2
Taiwan Dollar	3,318,760	14.2
Indonesian Rupiah	2,507,145	10.7
Indian Rupee	1,708,475	7.3
United States Dollar	1,652,181	7.0
South African Rand	1,591,068	6.8
Other currencies less than 5% of total net assets	7,664,568	32.7
Total Equities	$21,784,015	92.9

(d)	Investment made with cash collateral received from securities lending activity.
(e)

At March 31, 2013, for federal income tax purposes, the cost of investments was $21,404,128 and net unrealized appreciation was $1,661,479 consisting of gross unrealized appreciation of $2,310,732 and gross unrealized depreciation of $649,253.

(f)	Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at

>  Notes to Statement of Investments

amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2013, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$—	$13,507,741	$—	$13,507,741
Latin America	2,675,432	304,387	—	2,979,819
Europe	—	2,670,667	—	2,670,667
Other Countries	1,034,721	1,591,068	—	2,625,789
Total Equities	3,710,153	18,073,863	—	21,784,016
Total Short-Term Investments	1,131,791	—	—	1,131,791
Total Securities Lending Collateral	149,800	—	—	149,800
Total Investments	$4,991,744	$18,073,863	$—	$23,065,607

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels 1 and 2 during the period.

Columbia Acorn European Fund

Statement of Investments (Unaudited), March 31, 2013

Number of Shares		Value
Equities: 94.3%
Europe 89.6%
	> United Kingdom 28.4%
8,535	JLT Group	$110,362
	International Business Insurance Broker
10,550	Domino’s Pizza UK & Ireland	96,582
	Pizza Delivery in UK, Ireland & Germany
3,500	Rightmove	94,715
	Internet Real Estate Listings
160,400	Assura	86,521
	UK Primary Health Care Property Developer
35,313	Ocado (a)(b)	84,777
	Leading Online Grocery Retailer
2,013	Spirax Sarco	82,186
	Steam Systems for Manufacturing & Process Industries
28,121	Charles Taylor	77,979
	Insurance Services
5,790	WH Smith	65,674
	Newsprint, Books & General Stationery Retailer
8,700	Greggs	63,029
	Bakery
1,600	Whitbread	62,431
	The UK’s Leading Hotelier & Coffee Shop
4,360	Telecity	59,855
	European Data Center Provider
6,100	Shaftesbury	53,897
	London Prime Retail REIT
81,000	Cable & Wireless	51,618
	Leading Telecom Service Supplier in the Caribbean
11,113	Elementis	44,021
	Clay-based Additives
6,313	Abcam	42,926
	Online Sales of Antibodies
10,870	BBA Aviation	42,530
	Aviation Support Services
1,535	Aggreko	41,563
	Temporary Power & Temperature Control Services
790	Intertek Group	40,728
	Testing, Inspection, Certification Services
4,676	Smiths News	13,144
	Newspaper & Magazine Distributor
8	Fidessa Group	236
	Software for Financial Trading Systems
		1,214,774
	> France 13.4%
671	Eurofins Scientific	140,888
	Food, Pharmaceuticals & Materials Screening & Testing
1,914	1000 mercis	103,045
	Interactive Advertising & Marketing
1,530	Neopost	91,658
	Postage Meter Machines
760	Gemalto	66,295
	Digital Security Solutions
830	Norbert Dentressangle	62,964
	Leading European Logistics & Transport Group
2,407	Saft	62,017
	Niche Battery Manufacturer
21,200	Hi-Media (b)	47,556
	Online Advertiser in Europe
		574,423
	> Netherlands 8.7%
3,617	Aalberts Industries	80,883
	Flow Control & Heat Treatment
2,062	UNIT4	67,044
	Business Software Development
2,156	TKH Group	55,826
	Dutch Industrial Conglomerate
900	Fugro	49,815
	Subsea Oilfield Services
346	Core Labs	47,721
	Oil & Gas Reservoir Consulting
1,474	Arcadis	40,803
	Engineering Consultants
2,596	Imtech (a)	29,380
	Technical Installation & Maintenance
		371,472
	> Switzerland 8.4%
40	Sika	97,166
	Chemicals for Construction & Industrial Applications
393	Partners Group	96,998
	Private Markets Asset Management
339	Geberit	83,456
	Plumbing Supplies
660	Dufry Group (b)	81,900
	Operates Airport Duty Free & Duty Paid Shops
		359,520
	> Germany 8.1%
2,310	Wirecard	63,811
	Online Payment Processing & Risk Management
454	Bertrandt	52,958
	Outsourced Engineering
174	Rational	52,270
	Commercial Ovens
1,038	Stratec Biomedical Systems	46,530
	Diagnostic Instrumentation
3,900	TAG Immobilien	44,643
	Owner of Residential Properties in Germany
1,283	NORMA Group	40,433
	Clamps for Automotive & Industrial Applications
360	Pfeiffer Vacuum	39,709
	Vacuum Pumps
220	CTS Eventim	7,459
	Event Ticket Sales
		347,813
	> Sweden 6.2%
16,100	Cavotec	72,744
	Specialized Equipment to Ports, Airports & Mines
2,547	Hexagon	69,558
	Design, Measurement & Visualization Software & Equipment
5,861	Sweco	69,254
	Engineering Consultants
1,506	Unibet	52,576
	European Online Gaming Operator
		264,132

Number of Shares		Value
	> Italy 2.9%
6,000	Pirelli	$62,952
	Global Tire Supplier
21,860	Geox	60,862
	Apparel & Shoe Maker
		123,814
	> Norway 2.8%
6,744	Atea	75,126
	Leading Nordic IT Hardware/Software Reseller & Installation Company
2,000	Subsea 7	47,003
	Offshore Subsea Contractor
		122,129
	> Denmark 2.0%
200	SimCorp (a)	53,738
	Software for Investment Managers
1,000	Jyske Bank (b)	34,128
	Danish Bank
		87,866
	> Finland 1.8%
1,151	Vacon	77,459
	Leading Independent Manufacturer of Variable Speed Alternating Current Drives

	> Spain 1.4%
8,524	Dia	58,959
	Leading Hard Discounter in Spain, Latin America & the Eastern Mediterranean

	> Russia 1.3%
2,381	Yandex (b)	55,049
	Search Engine for Russian & Turkish Languages

	> Iceland 1.3%
43,750	Marel	54,818
	Largest Manufacturer of Poultry & Fish Processing Equipment

	> Belgium 1.1%
728	EVS Broadcast Equipment	46,715
	Digital Live Mobile Production Software & Systems

	> Portugal 1.0%
14,342	Redes Energéticas Nacionais	41,365
	Portuguese Power Transmission & Gas Transportation

	> Turkey 0.8%
1,994	Bizim Toptan	34,054
	Cash & Carry Stores in Turkey
Europe: Total		3,834,362

Asia 3.6%
	> Indonesia 2.0%
98,638	Archipelago Resources (b)	86,553
	Gold Mining Projects in Indonesia, Vietnam & the Philippines

	> Hong Kong 1.6%
22,800	L’Occitane International	69,488
	Skin Care & Cosmetics Producer
Asia: Total		156,041

Other Countries 1.1%
	> Canada 1.1%
3,632	Alliance Grain Traders	46,408
	Global Leader in Pulse Processing & Distribution
Other Countries: Total		46,408

Total Equities: 94.3% (Cost: $3,570,917)		4,036,811	(c)

Short-Term Investments: 6.2%
266,815	J.P. Morgan U.S. Government Money Market Fund - Agency Shares (7 day yield of 0.01%)	266,815
Total Short-Term Investments: 6.2% (Cost: $266,815)		266,815

Securities Lending Collateral: 2.2%
95,902	Dreyfus Government Cash Management Fund - Institutional Shares (7 day yield of 0.01%) (d)	95,902

Total Securities Lending Collateral: 2.2% (Cost: $95,902)		95,902

Total Investments: 102.7% (Cost: $3,933,634)(e)		4,399,528	(f)

Obligation to Return Collateral for Securities Loaned: (2.2)%		(95,902)

Cash and Other Assets Less Liabilities: (0.5)%		(22,845)

Net Assets: 100.0%		$4,280,781

REIT - Real Estate Investment Trust

> Notes to Statement of Investments

(a)         All or a portion of this security was on loan at March 31, 2013. The total market value of securities on loan at March 31, 2013 was $88,872.

(b)         Non-income producing security.

(c)          On March 31, 2013, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Euro	$1,594,300	37.2
British Pound	1,301,327	30.4
Swiss Franc	359,520	8.4
Swedish Krona	264,132	6.2
Other currencies less than 5% of total net assets	517,532	12.1
Total Equities	$4,036,811	94.3

(d)         Investment made with cash collateral received from securities lending activity.

(e)          At March 31, 2013, for federal income tax purposes, the cost of investments was $3,933,634 and net unrealized appreciation was $465,894 consisting of gross unrealized appreciation of $568,374 and gross unrealized depreciation of $102,480.

(f)           Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

> Notes to Statement of Investments

The following table summarizes the inputs used, as of March 31, 2013, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$102,770	$3,731,592	$—	$3,834,362
Asia	—	156,041	—	156,041
Other Countries	46,408	—	—	46,408
Total Equities	149,178	3,887,633	—	4,036,811
Total Short-Term Investments	266,815	—	—	266,815
Total Securities Lending Collateral	95,902	—	—	95,902
Total Investments	$511,895	$3,887,633	$—	$4,399,528

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 22, 2013

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	May 22, 2013